                                 [CALAMOS ICON]
                    SEMI-ANNUAL REPORT    SEPTEMBER 30, 2000
                                                              unaudited
                              CALAMOS Convertible Fund
                              CALAMOS Convertible Growth and Income Fund
                                     formerly named Growth and Income Fund

                              CALAMOS Market Neutral Fund
                              CALAMOS Growth Fund
                              CALAMOS Global Convertible Fund
                                     formerly named Global Growth and Income
                                      Fund

                              CALAMOS High Yield Fund
                              CALAMOS Convertible Technology Fund

                                 [CALAMOS ICON]
                              CALAMOS Family of Funds

[THE FUNDS ICON]

President's Letter

President Photo
Dear Shareholder:

The past six months have been an exciting period for the CALAMOS Family of Funds as we introduced several changes that expand our Fund offerings and enhance service to shareholders.

Perhaps the most newsworthy development is the inception of our seventh fund, the CALAMOS Convertible Technology Fund. CALAMOS is the first specialty convertible manager to offer a convertible technology fund. Many investors have become uncomfortable with tech's jarring drops and partial rebounds, but they also fear not being on board if the sector resumes its unrelenting climb from last winter. Because this Fund combines participation in the performance potential of common stocks with the interest and risk-management characteristics of bonds, we believe this Fund may be an attractive alternative for investors. Please note that as a non-diversified fund, the Convertible Technology Fund's investments may be concentrated in a small number of securities, which may present increased risk because each investment has a greater effect on the Fund's performance.

In addition, during the past six months we renamed the Growth and Income Fund the CALAMOS Convertible Growth and Income Fund and the Global Growth and Income Fund became the CALAMOS Global Convertible Fund to communicate their strategies more clearly. We created Class B shares to make the Funds attractive to a wider range of investors. We expanded our Client Service function to keep pace with investors' growing interest in our funds. Finally, we selected Firstar as CALAMOS' new transfer agent, enabling us to enhance our range of client service functions and our web-based communications with shareholders.

We are pleased with our performance in each of the Funds and are especially proud to announce that two of our Funds are 5-star performers AS OF 9/30/00*:
                              CALAMOS Growth Fund

                                    * * * **
         Overall Morningstar rating out of 3,876 domestic equity funds
  Please note that investments by the CALAMOS Growth Fund in smaller companies present greater risks than investments in larger companies.

                   CALAMOS Convertible Growth and Income Fund

                                    * * * **
         Overall Morningstar rating out of 3,876 domestic equity funds

CALAMOS FAMILY OF FUNDS                                                        1

[THE FUNDS ICON]

President's Letter

At CALAMOS, we believe the Funds can benefit from long-term market trends . . . and that our product and service enhancements may also help you achieve your financial goals. Thank you for your continued confidence in the CALAMOS Family of Funds.

Sincerely,

/s/ John P. Calamos
John P. Calamos
President

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

*CALAMOS Growth Fund: 5 stars for 3, 5 and 10 years out of 3876, 2419, and 796 funds respectively; CALAMOS Convertible Growth and Income Fund: 4 stars for 3 years and 5 stars for 5 and 10 years out of 3876, 2419 and 796 funds respectively for A Shares as of 9/30/00.

Source: Morningstar, Inc. Ratings are for Class A shares. Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a Fund's 3-, 5-, and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The Overall Morningstar Rating(TM) is a weighted average based on the 3, 5 and 10-year risk-adjusted performance. The top 10% of funds in an investment category receive five stars, the next 22.5% receive four stars, and the next 35% receive three stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Ratings reflect the effect of sales charges.

 2                         CALAMOS FAMILY OF FUNDS

Convertible Fund
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                           VALUE
-------------------------------------------------------------
CONVERTIBLE BONDS (57.0%)
               CAPITAL GOODS - INDUSTRIAL (1.0%)
$  3,650,000   Perkinelmer, Inc.(c)              $  2,501,528
               0.000%, 08/07/20
               CAPITAL GOODS- TECHNOLOGY (27.8%)
   1,400,000   Advanced Energy Industry             1,285,858
               5.250%, 11/15/06
   3,500,000   Allianz (Siemens AG)
         EUR   2.000%, 03/23/05                     3,009,796
   5,860,000   Anixter International(b)(c)          1,658,146
               0.000%, 06/28/20
   1,665,000   Anixter International(c)               472,444
               0.000%, 06/28/20
   1,400,000   Atmel Corporation(b)(c)              1,241,758
               0.000%, 04/21/18
   3,700,000   Bell Atlantic (Cable & Wireless)     4,064,750
               4.250%, 09/15/05
   4,500,000   Celestica, Inc.(c)                   2,221,875
               0.000%, 08/01/20
   1,625,000   Cypress Semiconductor                1,906,629
               4.000%, 02/01/05
     975,000   Cypress Semiconductor                  930,335
               3.750 %, 07/01/05
     830,000   Delta Electronics, Inc.(c)             848,675
               0.000%, 02/15/05
   4,001,250   Finmeccanica
         EUR   2.000%, 06/08/05                     3,465,208
   2,250,000   France Telecom (Panafon)
         EUR   4.125%, 11/29/04                     2,035,346
   1,125,000   I2 Technologies(b)                   2,918,318
               5.250% 12/15/06
   2,170,000   International Rectifier(b)           1,981,839
               4.250%, 07/15/07
   2,830,000   Juniper Networks                     4,413,328
               4.750%, 03/15/07
     400,000   Liberty Media(b)                       310,000
               3.750%, 02/15/30
   3,737,000   LSI Logic                            3,035,901
               4.000%, 02/15/05

 PRINCIPAL
   AMOUNT                                           VALUE
-------------------------------------------------------------
$  4,200,000   Merrill Lynch Basket              $  3,811,500
               0.500%, 02/03/05
   4,100,000   Morgan Stanley Basket                5,791,250
               0.500%, 12/13/04
     850,000   Rational Software(b)                 1,763,512
               5.000%, 02/01/07
   3,400,000   Solectron Corporation(b)(c)          2,530,586
               0.000%, 01/27/19
   4,245,000   Solectron Corporation(b)(c)          2,869,662
               0.000%, 05/08/20
   5,700,000   SSB Technology Structure             5,635,875
               0.250%, 04/18/05
   1,175,000   Systems & Computer Technology          978,188
               5.000%, 10/15/04
   3,930,000   Terayon Communication(b)             2,674,522
               5.000%, 08/01/07
   1,130,000   Veritas Software                     4,521,684
               1.856%, 08/13/06
   1,100,000   Versatel Telecom
         EUR   4.000%, 12/17/04                       850,653
                                                 ------------
                                                   67,227,638
               CONSUMER CYCLICAL (3.4%)
   6,000,000   Four Season(c)                       2,512,500
               0.000%, 09/23/29
   2,277,000   Interpublic Group(b)                 2,037,027
               1.870%, 06/01/06
   1,150,000   United Parcel Services               1,184,500
               1.750%, 09/27/07
   2,640,000   Young & Rubicam(b)                   2,534,268
               3.000%, 01/15/05
                                                 ------------
                                                    8,268,295
               CONSUMER GROWTH STAPLES (11.8%)
     400,000   Alpharma, Inc.(b)                      819,500
               3.000%, 06/01/06
   5,325,000   Alza Corporation                     6,070,500
               0.000%, 07/14/14
   3,850,000   Alza Corporation(b)(c)               2,670,052
               0.000%, 07/28/20

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                           VALUE
-------------------------------------------------------------
$  1,100,000   CV Therapeutics(b)                $  1,477,718
               4.750%, 03/07/07
   4,440,000   Elan Corporation(b)(c)               3,658,826
               0.000%, 12/14/18
     925,000   Elan Corporation(c)                    762,256
               0.000%, 12/14/18
   1,900,000   Ivax Corporation(b)                  2,758,572
               5.500%, 05/15/07
   7,035,000   Kohls Corporation(b)(c)              4,139,464
               0.000%, 06/12/20
   1,950,000   Quanta Services                      1,570,647
               4.000%, 07/01/07
   4,500,000   Roche Holdings(b)(c)                 2,171,250
               0.000%, 05/06/12
   4,580,000   Universal Health Services(b)         2,539,473
               0.426%, 06/23/20
                                                 ------------
                                                   28,638,258
               CONSUMER STAPLES (1.7%)
   2,000,000   Nestle Australia                     1,950,000
               1.250%, 04/27/05
   2,000,000   Koninklijke Numico
         EUR   1.500%, 09/22/04                     2,118,966
                                                 ------------
                                                    4,068,966
               CREDIT CYCLICAL (1.0%)
   5,000,000   Lennar Corporation(c)                2,408,400
               0.000%, 07/29/18
               ENERGY (7.6%)
   5,400,000   Anadarko Petrol(c)                   4,477,302
               0.000%, 03/07/20
   5,700,000   Baker Hughes(c)                      4,565,358
               0.000%, 05/05/08
   3,000,000   Devon Energy (Chevron)               2,730,000
               4.900%, 08/15/08
   4,300,000   Devon Energy(b)(c)                   2,151,634
               0.000%, 06/27/20
   4,955,000   Loews Corporation (Diamond           4,434,725
               Offshore)
               3.125%, 09/15/07
                                                 ------------
                                                   18,359,019

 PRINCIPAL
   AMOUNT                                           VALUE
-------------------------------------------------------------
               FINANCIAL (2.7%)
$  2,300,000   Financial Federal Corporation     $  2,047,000
               4.500%, 05/01/05
   2,300,000   Munich RE (Allianz Ag)
         EUR   1.000%, 06/09/05                     1,979,084
   2,150,000   Providian Financial                  2,416,060
               3.250%, 08/15/05
                                                 ------------
                                                    6,442,144
                                                 ------------
               TOTAL CONVERTIBLE BONDS            137,914,248
               (Cost $122,753,448)
 NUMBER OF
   SHARES                                           VALUE
-------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (23.1%)
               CAPITAL GOODS - TECHNOLOGY (1.9%)
      14,000   Global Crossing(b)                   2,788,760
               7.000%
      20,700   Global Crossing(b)                   1,841,803
               6.375%
                                                 ------------
                                                    4,630,563
               CONSUMER CYCLICALS (1.5%)
      17,500   American Classic Voyage                619,063
               7.000%
      82,500   Newell Financial Trust               3,091,028
               5.250%
                                                 ------------
                                                    3,710,091
               CONSUMER GROWTH STAPLES (3.0%)
      20,200   Biovail Corporation                  1,515,000
               6.750%
      65,000   Pharmacia Corporation                3,404,375
               2.600%
      46,500   Wendys International                 2,208,750
               5.000%
                                                 ------------
                                                    7,128,125
               CONSUMER STAPLES (1.9%)
     115,000   Suiza Foods Trust(b)                 4,615,295
               5.500%

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

 NUMBER OF
   SHARES                                           VALUE
-------------------------------------------------------------
               ENERGY (0.5%)
      15,000   El Paso Energy Capital Trust I       1,177,500
               2.375%
               FINANCIAL (8.2%)
      32,100   Ace, Ltd.                            2,590,069
               4.125%
      24,800   Equity Office Trust                  1,140,800
               2.625%
      50,700   Equity Residential Properties        1,147,088
               1.812%
      55,000   Host Marriott                        2,100,340
               6.750%
      64,000   Metlife Capital Trust I              5,440,000
               5.688%
     139,500   National Australia Bank              3,531,094
               7.874%
      44,000   Sovereign Capital                    2,527,250
               7.500%
      26,000   Vornado Realty Trust - Series A      1,360,125
               3.250%
                                                 ------------
                                                   19,836,766
               UTILITIES (6.1%)
      81,500   AES Trust VII(b)                     6,735,405
               6.000%
     117,400   Calpine Trust(b)                     8,027,223
               2.500%
                                                 ------------
                                                   14,762,628
                                                 ------------

               TOTAL CONVERTIBLE
               PREFERRED STOCKS                    55,860,968
               (Cost $47,611,460)
COMMON STOCKS (7.9%)
               CAPITAL GOODS - TECHNOLOGY (3.1%)
      60,000   Ciena Corporation                    7,368,750
               CONSUMER CYCLICALS (4.2%)
      96,000   Boeing Company                       6,048,000
         800   Ciphergen Biosystems, Inc.              25,600
      73,584   Marriott International               2,681,217
      54,629   Royal Caribbean Cruises, Ltd.        1,406,150
                                                 ------------
                                                   10,160,967

 NUMBER OF
   SHARES                                           VALUE
-------------------------------------------------------------
               CREDIT CYCLICAL (0.6%)
      28,000   Federal Home Loan Mortgage           1,513,750
               Corporation
                                                 ------------

               TOTAL COMMON STOCKS                 19,043,467
               (Cost $8,877,861)
 NUMBER OF
 CONTRACTS                                          VALUE
-------------------------------------------------------------
CALL OPTIONS (1.2%)
               CAPITAL GOODS - TECHNOLOGY (0.3%)
         150   Northrup Gumann(a)                     423,750
               LEAPS Expiration 01/19/03
               Strike 80
         300   Sybase(a)                              255,000
               LEAPS Expiration 01/21/02
               Strike 20
                                                 ------------
                                                      678,750
               CONSUMER CYCLICAL (0.2%)
         300   International Game Technology(a)       363,750
               LEAPS Expiration 01/17/02
               Strike 25
               CONSUMER GROWTH STAPLES (0.2%)
         200   Chiron(a)                              247,500
               LEAPS Expiration 01/19/02
               Strike 50
         225   Pfizer(a)                              196,875
               LEAPS Expiration 01/17/02
               Strike 45
                                                 ------------
                                                      444,375
               CONSUMER STAPLES (0.1%)
         200   Pepsico(a)                             281,250
               LEAPS Expiration 01/17/03
               Strike 40
               CREDIT CYCLICAL (0.1%)
         250   Washington Mutual Stock(a)             303,125
               LEAPS Expiration 01/19/03
               Strike 35

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

 NUMBER OF
 CONTRACTS                                          VALUE
-------------------------------------------------------------
               ENERGY (0.1%)
         150   Enron(a)                          $    356,250
               LEAPS Expiration 01/19/02
               Strike 80
               FINANCIAL (0.2%)
         445   Allstate(a)                            275,344
               LEAPS Expiration 01/19/02
               Strike 35
         140   Merrill Lynch(a)                       308,000
               LEAPS Expiration 01/18/03
               Strike 60
                                                 ------------
                                                      583,344
                                                 ------------
               TOTAL CALL OPTIONS                   3,010,844
               (Cost $2,685,120)
 NUMBER OF
   SHARES                                           VALUE
-------------------------------------------------------------
WARRANTS (0.8%)
               CONSUMER GROWTH STAPLES (0.8%)
      65,527   News Corporation, Ltd.(a)            1,867,520
               06/16/03
                                                 ------------
               TOTAL WARRANTS                       1,867,520
               (Cost $445,584)
 PRINCIPAL
   AMOUNT                                           VALUE
-------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (4.7%)
               UNITED STATES TREASURY NOTES
$  2,750,000   6.875%, 05/15/06                     2,874,520
   2,000,000   6.500%, 10/15/06                     2,056,740
   2,000,000   6.250%, 02/15/03                     2,012,040
  13,000,000   0.000%, 11/15/18                     4,318,340
                                                 ------------
               TOTAL U.S. GOVERNMENT SECURITIES
               (Cost $11,222,973)                  11,261,640
                                                 ------------
TOTAL INVESTMENTS (94.7%)                         228,958,687
(Cost $193,596,446)

                                                    VALUE
-------------------------------------------------------------
-------------------------------------------------------------
U.S. DOLLAR CASH DEPOSITS WITH CUSTODIAN         $ 11,180,329
(INTEREST BEARING) (4.6%)
                                                 ------------
OTHER ASSETS, LESS LIABILITIES (0.7%)               1,759,986
                                                 ------------
NET ASSETS (100.0%)                              $241,899,002
                                                 ------------
NET ASSET VALUE PER SHARE - CLASS A              $      23.61
                                                 ------------
(5,203,996 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS B              $      23.55
                                                 ------------
(10,558 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS C              $      23.49
                                                 ------------
(3,362,142 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS I              $      23.68
                                                 ------------
(1,680,975 share outstanding)

Notes to Schedule of Investments
  (a)   Non- income producing security
  (b) Rule 144A security- Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Funds, and any resale by the Funds must be an exempt transaction, normally to other qualified institutional investors.
  (c)   LYON- Liquid Yield Option Note

               See accompanying Notes to Schedule of Investments.

Convertible Growth and Income Fund
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
  AMOUNT                                               VALUE
---------------------------------------------------------------
 CONVERTIBLE BONDS (56.8%)
             CAPITAL GOODS - INDUSTRIAL (2.9%)
$2,200,000   Perkinelmer, Inc.(c)                   $ 1,507,770
             0.000%, 08/07/20
  625,000    Robbins & Myers                            617,188
             6.500%, 09/01/03
                                                    -----------
                                                      2,124,958
             CAPITAL GOODS - TECHNOLOGY (22.8%)
2,900,000    Anixter International(b)(c)                820,584
             0.000%, 06/28/20
1,500,000    Anixter International(c)                   425,625
             0.000%, 06/28/20
  800,000    Atmel Corporation(b)(c)                    709,576
             0.000%, 04/21/18
1,250,000    Celestica, Inc.(c)                         617,188
             0.000%, 08/01/20
  400,000    Bell Atlantic (Cable&Wireless)             437,000
             4.250%, 09/15/05
  400,000    Cypress Semiconductor                      469,324
             4.000%, 02/01/05
  400,000    Cypress Semiconductor                      381,676
             3.750%, 07/01/05
1,300,000    Hewlett Packard(c)                         953,862
             0.000%, 10/14/17
  725,000    I2 Technologies(b)                       1,880,694
             5.250%, 12/15/06
  700,000    International Rectifier(b)                 639,303
             4.250%, 07/15/07
1,320,000    Juniper Networks                         2,058,514
             4.750%, 03/15/07
1,100,000    LSI Logic                                  893,629
             4.000%, 02/15/05
1,100,000    Merrill Lynch Basket                       998,250
             0.500%, 02/03/05
  900,000    Rational Software(b)                     1,867,248
             5.000%, 02/01/07
1,600,000    SSB Technology Structure                 1,582,000
             0.250%, 04/18/05

PRINCIPAL
  AMOUNT                                               VALUE
---------------------------------------------------------------
$ 250,000    Systems & Computer Technology          $   208,125
             5.000%, 10/15/04
  650,000    Texas Instrument(b)                        811,922
             4.250%, 02/15/07
  280,000    Veritas Software                         1,120,417
             1.856%, 08/13/06
                                                    -----------
                                                     16,874,937
             CONSUMER CYCLICAL (3.9%)
3,000,000    Four Season(c)                           1,256,250
             0.000%, 09/23/29
1,715,000    Young & Rubicam(b)                       1,646,314
             3.000%, 01/15/05
                                                    -----------
                                                      2,902,564
             CONSUMER GROWTH STAPLES (14.7%)
  100,000    Alpharma, Inc.(b)                          204,875
             3.000%, 06/01/06
1,500,000    Alza Corporation(c)                      1,710,000
             0.000%, 07/14/14
  620,000    CV Therapeutics(b)                         832,896
             4.750%, 03/07/07
  725,000    Elan Corporation(b)(c)                     597,444
             0.000%, 12/14/18
  625,000    Elan Corporation(c)                        515,038
             0.000%, 12/14/18
2,000,000    Health Management(b)(c)                  1,370,000
             0.250%, 08/16/20
1,200,000    Ivax Corporation(b)                      1,742,256
             5.500%, 05/15/07
2,050,000    Kohls Corporation(b)(c)                  1,206,241
             0.000%, 06/12/20
  360,000    Kohls Corporation(c)                       211,725
             0.000%, 06/12/20
1,410,000    Quanta Services                          1,135,699
             4.000%, 07/01/07
2,430,000    Universal Health Services(b)(c)          1,347,362
             0.426%, 06/23/20
                                                    -----------
                                                     10,873,536

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
  AMOUNT                                               VALUE
---------------------------------------------------------------
             CREDIT CYCLICALS (0.9%)
$1,500,000   Lennar Corporation(c)                  $   722,520
             0.000%, 07/29/18
             ENERGY (9.7%)
1,670,000    Anadarko Petrol(c)                       1,384,647
             0.000%, 03/07/20
1,700,000    Baker Hughes(c)                          1,361,598
             0.000%, 05/05/08
1,250,000    Devon Energy(b)(c)                         625,475
             0.000%, 06/27/20
1,450,000    Loews Corporation (Diamond Offshore)     1,297,750
             3.125%, 09/15/07
1,000,000    Seacor Holdings                          1,098,390
             5.375%, 11/15/06
1,100,000    Swift Energy Company                     1,439,625
             6.250%, 11/15/06
                                                    -----------
                                                      7,207,485
             FINANCIAL (1.9%)
1,265,000    Providian Financial                      1,421,543
             3.250%, 08/15/05
                                                    -----------
             TOTAL CONVERTIBLE BONDS                 42,127,543
             (Cost $35,592,412)
NUMBER OF
  SHARES                                               VALUE
---------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCKS (23.3%)
             CAPITAL GOODS - TECHNOLOGY (1.7%)
    3,100    Global Crossing                            620,000
             7.000%
    1,350    Global Crossing(b)                         266,965
             7.000%
    4,700    Global Crossing(b)                         418,187
             6.375%
                                                    -----------
                                                      1,305,152

NUMBER OF
  SHARES                                               VALUE
---------------------------------------------------------------
             CONSUMER GROWTH STAPLES (3.8%)
   20,000    Biovail Corporation                    $ 1,500,000
             6.750%
   25,000    Pharmacia Corporation                    1,309,375
             2.600%
                                                    -----------
                                                      2,809,375
             CONSUMER STAPLES (2.2%)
   40,000    Suiza Foods Trust(b)                     1,605,320
             5.500%
             ENERGY (0.9%)
    8,800    El Paso Energy Capital Trust I             690,800
             2.375%
             FINANCIAL (9.0%)
   19,000    Ace, Ltd.                                1,533,063
             4.125%
   28,200    Equity Office Trust                      1,297,200
             2.625%
   54,000    Equity Resource Properties               1,221,750
             1.812%
   18,300    Metlife Capital Trust I                  1,555,500
             5.688%
   18,800    Sovereign Capital                        1,079,825
             7.500%
                                                    -----------
                                                      6,687,338
             UTILITIES (5.7%)
   23,000    AES Trust VII                            1,900,788
             6.000%
   33,500    Calpine Trust(b)                         2,290,563
             2.500%
                                                    -----------
                                                      4,191,351
                                                    -----------
             TOTAL CONVERTIBLE PREFERRED STOCKS
             (Cost $14,481,626)                      17,289,336

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

NUMBER OF
  SHARES                                               VALUE
---------------------------------------------------------------
 COMMON STOCKS (7.6%)
             CAPITAL GOODS TECHNOLOGY (4.9%)
   29,400    Ciena Corporation                      $ 3,610,687
             CONSUMER CYCLICALS (2.7%)
   17,000    Boeing Company                           1,071,000
   25,000    Walt Disney Company                        956,250
                                                    -----------
                                                      2,027,250
                                                    -----------
             TOTAL COMMON STOCKS                      5,637,937
             (Cost $2,537,491)
NUMBER OF
CONTRACTS                                              VALUE
---------------------------------------------------------------
 CALL OPTIONS (1.1%)
             CAPITAL GOODS - TECHNOLOGY (0.3%)
    4,000    Northrup Gumann(a)                         113,000
             LEAPS Expiration 01/19/03
             Strike 80
    6,000    Sybase(a)                                   51,000
             LEAPS Expiration 01/21/02
             Strike 20
                                                    -----------
                                                        164,000
             CONSUMER CYCLICAL (0.1%)
    8,000    International Game Technology(a)            97,000
             LEAPS Expiration 01/17/02
             Strike 25
             CONSUMER GROWTH STAPLES (0.2%)
    5,000    Chiron(a)                                   61,874
             LEAPS Expiration 01/19/02
             Strike 50
    6,000    Pfizer(a)                                   52,500
             LEAPS Expiration 01/17/02
             Strike 45
                                                    -----------
                                                        114,374
             CONSUMER STAPLES (0.1%)
    5,000    Pepsico(a)                                  70,312
             LEAPS Expiration 01/17/03
             Strike 40

NUMBER OF
CONTRACTS                                              VALUE
---------------------------------------------------------------
             CREDIT CYCLICALS (0.1%)
    8,000    Washington Mutual Stock(a)             $    97,000
             LEAPS Expiration 01/19/03
             Strike 35
             ENERGY (0.1%)
    4,000    Enron(a)                                    95,000
             LEAPS Expiration 01/19/02
             Strike 80
             FINANCIAL (0.2%)
    4,000    Merrill Lynch(a)                            86,500
             LEAPS Expiration 01/18/03
             Strike 60
   12,500    Allstate(a)                                 77,344
             LEAPS Expiration 01/19/02
             Strike 35
                                                    -----------
                                                        163,844
                                                    -----------
             TOTAL CALL OPTIONS                         801,530
             (Cost $704,208)
PRINCIPAL
  AMOUNT                                               VALUE
---------------------------------------------------------------
 U.S. GOVERNMENT SECURITIES (2.5%)
             UNITED STATES TREASURY NOTE
$ 635,000    6.875%, 05/15/06                           663,753
1,150,000    6.250%, 02/15/03                         1,156,922
                                                    -----------
             TOTAL U.S. GOVERNMENT SECURITIES
                                                      1,820,675
             (Cost $1,781,530)
                                                    -----------
TOTAL INVESTMENTS (91.3%)                            67,677,021
(Cost $55,097,267)
CASH DEPOSITS WITH CUSTODIAN                          5,217,360
(INTEREST BEARING) (7.0%)
OTHER ASSETS, LESS LIABILITIES (1.7%)                 1,273,039
                                                    -----------
NET ASSETS (100.0%)                                 $74,167,420
                                                    -----------

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

                                                       VALUE
---------------------------------------------------------------
 NET ASSET VALUE PER SHARE - CLASS A                $     29.38
                                                    -----------
(2,016,090 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS B                 $     29.17
                                                    -----------
                          (964 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS C                 $     29.10
                                                    -----------
(396,852 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS I                 $     29.53
                                                    -----------
(113,413 shares outstanding)

Notes to Schedule of Investments
  (a)   Non-Income producing security
  (b) Rule 144A security- Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Funds, and any resale by the Funds must be an exempt transaction, normally to other qualified institutional investors.
  (c)   LYON - Liquid Yield Option Note

               See accompanying Notes to Schedule of Investments.

Market Neutral Fund
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
  AMOUNT                                             VALUE
--------------------------------------------------------------
CONVERTIBLE BONDS (58.1%)
             CAPITAL GOODS - TECHNOLOGY (35.1%)
$1,150,000   Advanced Energy Industry             $  1,056,240
             5.250%, 11/15/06
   575,000   Aether Systems                            443,181
             6.000%, 03/22/05
 1,390,000   Amazon.Com, Inc.                          940,140
             4.750%, 02/01/09
   940,000   American Tower Corporation(b)             917,017
             5.000%, 02/15/10
 1,000,000   CNET Networks, Inc.                       871,220
             5.000%, 03/01/06
    75,000   Cox Communication                          52,780
             3.000%, 03/14/30
 1,000,000   Critical Path                             889,630
             5.750%, 04/01/05
 1,050,000   Cypress Semiconductor                   1,001,899
             3.750%, 07/01/05
   850,000   Doubleclick, Inc.                         826,190
             4.750%, 03/15/06
 1,280,000   Emcor Group, Inc                        1,331,481
             5.750%, 04/01/05
 1,850,000   International Rectifier(b)              1,689,586
             4.250%, 07/15/07
 1,100,000   Level 3 Communication                     948,761
             6.000%, 03/15/10
   740,000   Liberty Media(b)                          573,500
             3.750%, 02/15/30
   670,000   Nextel Communication(b)                   632,024
             5.250%, 01/15/10
 1,250,000   Radisys Corporation(b)                  1,217,187
             5.500%, 08/15/07
 1,400,000   Redback Networks(b)                     1,568,000
             5.000%, 04/01/07
 1,480,000   RF Micro Device(b)                      1,372,700
             3.750%, 08/15/05
 1,200,000   Transwitch Corporation(b)               1,473,000
             4.500%, 09/12/05

PRINCIPAL
  AMOUNT                                             VALUE
--------------------------------------------------------------
$  540,000   Triquint Semiconductor               $    429,300
             4.000%, 03/01/07
   750,000   Triquint Semiconductor(b)                 596,250
             4.000%, 03/01/07
   550,000   Vitesse Semiconductor                     573,375
             4.000%, 03/15/05
 1,100,000   Vitesse Semiconductor(b)                1,142,361
             4.000%, 03/15/05
                                                  ------------
                                                    20,545,822
             CONSUMER CYCLICALS (4.6%)
 1,625,000   Lamar Advertisement Company             1,683,938
             5.250%, 09/15/06
 1,025,000   Young & Rubicam(b)                        983,948
             3.000%, 01/15/05
                                                  ------------
                                                     2,667,886
             CONSUMER GROWTH STAPLES (10.5%)
 1,280,000   Alexion Pharmaceuticals(b)              1,594,022
             5.750%, 03/15/07
 2,000,000   Clear Channel                           1,864,760
             1.500%, 12/01/02
 1,750,000   Quanta Services                         1,409,555
             4.000%, 07/01/07
 1,170,000   Vertex Pharmaceuticals(b)               1,292,850
             5.000%, 09/19/07
                                                  ------------
                                                     6,161,187
             CONSUMER STAPLES (0.6%)
   875,000   Whole Foods Market(c)                     349,151
             0.000%, 03/02/18
             ENERGY (2.7%)
 1,750,000   Loews Corporation (Diamond              1,566,250
             Offshore)
             3.125%, 09/15/07
             FINANCIAL (4.6%)
   620,000   Financial Federal Corporation             551,800
             4.500%, 05/01/05
 1,050,000   Mutual Risk Management(c)                 545,580
             0.000%, 10/30/15

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
  AMOUNT                                             VALUE
--------------------------------------------------------------
$1,440,000   Providian Financial                  $  1,618,209
             3.250%, 08/15/05
                                                  ------------
                                                     2,715,589
                                                  ------------
             TOTAL CONVERTIBLE BONDS                34,005,885
             (Cost $34,778,910)
NUMBER OF
  SHARES                                             VALUE
--------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (36.1%)
             BASIC INDUSTRIES (4.0%)
    34,100   International Paper                     1,343,744
             5.250%
    22,500   Sealed Air Corporation                  1,012,500
             2.000%
                                                  ------------
                                                     2,356,244
             CAPITAL GOODS - TECHNOLOGY (8.1%)
    28,100   Broadwing, Inc., Series B               1,310,162
             6.750%
     4,400   Global Crossing                           880,000
             7.000%
     1,500   Global Crossing(b)                        296,628
             7.000%
    33,000   Pioneer Standard Trust                  1,641,750
             3.375%
     8,900   Titan Corporation                         268,576
             5.750%
    11,500   Titan Corporation(b)                      345,000
             5.750%
                                                  ------------
                                                     4,742,116
             CONSUMER STAPLES (3.1%)
    45,200   Suiza Foods Trust                       1,814,011
             5.500%
             CREDIT CYCLICALS (1.5%)
    28,500   Texas Industries, Inc                     874,593
             2.750%

NUMBER OF
  SHARES                                             VALUE
--------------------------------------------------------------
             ENERGY (6.6%)
    16,000   Pogo Trust I                         $    980,000
             6.500%
    28,500   Unocal Corporation                      1,401,402
             6.250%
    39,000   Western Gas Resources                   1,477,123
             2.625%
                                                  ------------
                                                     3,858,525
             FINANCIAL (3.8%)
    88,200   National Australia Bank                 2,232,561
             7.875%
             TRANSPORTATION (6.3%)
    51,200   CNF Transport                           1,907,201
             5.000%
    42,600   Union Pacific Capital Trust             1,748,091
             6.250%
                                                  ------------
                                                     3,655,292
             UTILITIES (2.7%)
    23,200   Calpine Trust(b)                        1,586,304
             5.000%
                                                  ------------
             TOTAL CONVERTIBLE                      21,119,646
             PREFERRED STOCKS
             (Cost $21,205,720)
                                                  ------------
TOTAL INVESTMENTS (94.2%)                           55,125,531
(Cost $55,984,630)
COMMON STOCKS SOLD SHORT (-41.3%)
             BASIC INDUSTRIES (-2.1%)
   (16,150)  International Paper                      (463,303)
   (16,300)  Sealed Air Corporation                   (737,575)
                                                  ------------
                                                    (1,200,878)
             CAPITAL GOODS - TECHNOLOGY (-19.2%)
   (12,650)  Advanced Energy Industries               (417,450)
    (1,150)  Aether Systems                           (121,325)
    (9,025)  Amazon.Com, Inc.                         (346,898)
    (9,400)  American Tower                           (354,262)
   (32,300)  Broadwing, Inc.                          (825,668)
   (16,000)  CNET Networks, Inc.                      (389,750)
    (5,500)  Critical Path                            (334,125)

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

NUMBER OF
  SHARES                                             VALUE
--------------------------------------------------------------
    (8,400)  Cypress Semiconductor                $   (349,125)
   (17,000)  Doubleclick, Inc.                        (544,000)
   (28,100)  Emcor Group, Inc.                        (730,600)
   (16,000)  Global Crossing, Ltd.                    (496,000)
   (13,800)  International Rectifier                  (697,762)
    (3,850)  Level 3 Comm                             (296,931)
    (4,650)  Nextel Communication                     (217,387)
   (69,300)  Pioneer Standard Electronics             (939,881)
   (11,825)  Radisys Corporation                      (597,901)
    (4,200)  Redback Networks                         (688,800)
   (21,500)  RF Micro Devices                         (688,000)
    (9,100)  Sprint                                   (319,068)
    (8,150)  Titan Corporation                        (134,475)
    (9,950)  Triquint Semiconductor                   (362,553)
   (12,000)  Transwitch Corporation                   (765,000)
    (6,850)  Vitesse Semiconductor                    (609,221)
                                                  ------------
                                                   (11,226,182)
             CONSUMER CYCLICALS (-2.9%)
   (30,275)  Lamar Advertisement Company            (1,146,665)
   (11,225)  Young & Rubicam                          (555,637)
                                                  ------------
                                                    (1,702,302)
             CONSUMER GROWTH STAPLES (-4.1%)
    (9,600)  Alexion Pharmaceuticals, Inc.          (1,094,400)
    (4,000)  Clear Channel Communications             (226,000)
   (17,500)  Quanta Services                          (481,250)
    (7,600)  Vertex Pharmaceuticals                   (642,200)
                                                  ------------
                                                    (2,443,850)
             CONSUMER STAPLES (-1.4%)
   (14,700)  Suiza Foods Corporation                  (745,106)
      (875)  Whole Foods Market                        (46,976)
                                                  ------------
                                                      (792,082)
             CREDIT CYCLICALS (-0.8%)
   (14,250)  Texas Industries                         (454,219)

NUMBER OF
  SHARES                                             VALUE
--------------------------------------------------------------
             ENERGY (-3.6%)
   (10,500)  Diamond Offshore Drilling            $   (430,500)
   (25,600)  Pogo Producing Company                   (649,600)
   (10,700)  Unocal Corporation                       (379,181)
   (27,300)  Western Gas Resources                    (684,206)
                                                  ------------
                                                    (2,143,487)
             FINANCIAL (-3.4%)
    (8,175)  Financial Federal Corporation            (197,732)
    (8,400)  Mutual Risk Management                   (184,275)
   (13,225)  National Australia Bank                  (917,484)
    (5,750)  Providian Financial Corporation          (730,250)
                                                  ------------
                                                    (2,029,741)
             TRANSPORTATION (-1.9%)
   (32,300)  CNF Transportation, Inc.                 (718,675)
   (10,650)  Union Pacific Corporation Trust          (414,018)
                                                  ------------
                                                    (1,132,693)
             UTILITIES (-1.9%)
   (10,450)  Calpine Corporation                    (1,090,728)
                                                  ------------
             TOTAL COMMON STOCKS
             SOLD SHORT                            (24,216,162)
             (Proceeds $25,115,003)
CASH DEPOSITS WITH CUSTODIAN                        26,310,229
(INTEREST BEARING)(44.9%)
OTHER ASSETS, LESS LIABILITIES (2.2%)                1,312,942
                                                  ------------
NET ASSETS (100.0%)                               $ 58,532,540
                                                  ------------
NET ASSET VALUE PER SHARE - CLASS A               $      13.59
                                                  ------------
(3,219,929 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS B               $      13.66
                                                  ------------
(734 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS C               $      13.60
                                                  ------------
(224,067 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS I               $      13.57
                                                  ------------
(863,366 shares outstanding)

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

Notes to Schedule of Investments
  (a)   Non-income producing security
  (b) Rule 144A security - Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Funds, and any resale by the Funds must be an exempt transaction, normally to other qualified institutional investors.
  (c)   LYON - Liquid Yield Option Note

               See accompanying Notes to Schedule of Investments.

Growth Fund
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

 NUMBER
OF SHARES                                            VALUE
--------------------------------------------------------------
 COMMON STOCKS(89.7%)
            CAPITAL GOODS - INDUSTRIAL(5.9%)
 19,000     Applied Films(a)                      $    515,375
 34,000     Concord Camera Corporation(a)              871,250
 38,000     Esco Technology, Inc.(a)                   665,000
 28,000     Keithley Instruments, Inc.               1,960,000
 19,000     Measurement(a)                             916,750
 24,500     Tektronix, Inc.(a)                       1,881,906
                                                  ------------
                                                     6,810,281
            CAPITAL GOODS - TECHNOLOGY(41.8%)
 56,000     1-800 Contacts(a)                        2,688,000
 28,400     Altera Corporation(a)                    1,356,100
 22,500     Amphenol Corporation(a)                  1,281,093
 11,300     Analog Devices(a)                          932,956
 17,500     Anaren Microwave, Inc.(a)                2,373,437
 30,000     Barra, Inc.(a)                           1,861,875
 41,000     C&D Technology, Inc.(a)                  2,326,750
 41,000     Cerprobe(a)                                604,750
  3,424     Cybear Group(a)                              4,494
 21,000     DST Systems(a)                           2,467,500
 21,500     Elantec Semiconductor(a)                 2,141,939
 20,000     Flextronic International(a)              1,642,500
 23,000     Integrated Device Technology(a)          2,081,500
 26,000     International Rectifier                  1,314,625
            Corporation(a)
 14,400     Juniper Networks(a)                      3,152,700
 23,000     Macrovision Corporation(a)               1,863,000
 35,000     Manhattan Associates(a)                  2,143,750
 37,000     Merix Corporation(a)                     2,398,062
 30,000     Nvidia Corporation(a)                    2,456,250
 67,000     Oak Technology(a)                        1,834,125
 33,000     PC Connection(a)                         1,881,000
 17,200     Pericom Semiconductor(a)                   646,075
    500     Proton(a)                                   14,312
 17,500     Sanmina Corporation(a)                   1,638,437
 33,300     Serena Software(a)                       1,533,881

 NUMBER
OF SHARES                                            VALUE
--------------------------------------------------------------
 49,500     Silicon Storage Technology(a)         $  1,345,782
 15,500     Supertex, Inc.(a)                          780,813
 15,000     Technitrol, Inc.(a)                      1,515,000
 17,000     Tollgrade Communication(a)               2,359,813
                                                  ------------
                                                    48,640,519
            CONSUMER CYCLICAL (4.7%)
 37,000     Advo, Inc.(a)                            1,221,000
 60,000     Christopher & Bank(a)                    2,332,500
 42,000     Hot Topic, Inc.(a)                       1,260,000
 70,000     Stein Mart, Inc.(a)                        756,875
                                                  ------------
                                                     5,570,375
            CONSUMER GROWTH STAPLES (17.8%)
 23,000     Andrx Group(a)                           2,147,625
 13,000     Aurora Biosciences Corporation(a)          884,000
 52,000     Career Education Corporation(a)          2,314,000
 28,000     CDW Computer Centers, Inc.(a)            1,932,000
 28,300     Celgene Corporation(a)                   1,683,850
 23,000     Diagnostic Product(a)                    1,233,375
 29,600     Direct Focus(a)                          1,176,600
 26,000     Laboratory Corporate of American         3,113,500
            Holdings(a)
 22,400     Learning Tree(a)                         1,066,800
 15,800     PF Changes China(a)                        546,088
 36,000     Robert Half International, Inc.(a)       1,248,750
 40,000     Skechers USA(a)                            605,000
 47,000     Timberland Company(a)                    1,927,000
 31,000     Triad Hospitals(a)                         910,625
                                                  ------------
                                                    20,789,213
            CONSUMER STAPLES (0.1%)
  3,000     Stanley Furnace Company(a)                  72,750
            ENERGY (11.5%)
 56,000     Anadarko Petroleum                       3,721,760
 45,000     Clayton Williams Energy, Inc.(a)         1,822,500
 30,000     Equitable Resources                      1,901,250
 21,000     HS Resources(a)                            706,125

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

 NUMBER
OF SHARES                                            VALUE
--------------------------------------------------------------
 27,000     Patina Oil & Gas Corporation          $    540,000
 33,400     Prima Energy(a)                          1,778,550
 55,000     Spinnaker Explore(a)                     1,918,125
 42,000     Vintage Petrol                             955,500
                                                  ------------
                                                    13,343,810
            FINANCIAL (6.7%)
 42,000     Alliance Capital(a)                      2,105,250
 31,000     Greater Bay                              2,152,562
 30,900     Hartford Financial Services Group(a)     2,253,769
 21,400     Silicon Valley Busch(a)                  1,246,216
                                                  ------------
                                                     7,757,797
            TRANSPORTATION (1.2%)
 20,000     Forward Air Corporation(a)                 703,750
 14,700     Teekay Shipping(a)                         689,981
                                                  ------------
                                                     1,393,731
                                                  ------------
            TOTAL COMMON STOCKS                    104,378,476
            (Cost $84,558,852)
                                                  ------------
TOTAL INVESTMENTS (89.7%)                          104,378,476
(Cost $84,558,852)

 NUMBER
OF SHARES                                            VALUE
--------------------------------------------------------------
CASH DEPOSITS WITH CUSTODIAN                      $ 10,580,549
(INTEREST BEARING) (9.1%)
OTHER ASSETS, LESS LIABILITIES (1.2%)                1,381,527
                                                  ------------
NET ASSETS (100.0%)                               $116,340,552
                                                  ------------
NET ASSETS VALUE PER SHARE - CLASS A              $      52.25
                                                  ------------
(1,664,221 shares outstanding)
NET ASSETS VALUE PER SHARE - CLASS B              $      51.02
                                                  ------------
(8,194 shares outstanding)
NET ASSETS VALUE PER SHARE - CLASS C              $      51.00
                                                  ------------
(501,811 shares outstanding)
NET ASSETS VALUE PER SHARE - CLASS I              $      52.97
                                                  ------------
(63,522 shares outstanding)

Notes to Schedule of Investments
  (a)   Non-income producing security

               See accompanying Notes to Schedule of Investments.

Global Convertible Fund
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
  AMOUNT                                              VALUE
--------------------------------------------------------------
CONVERTIBLE BONDS (66.9%)
             CAPITAL GOODS - INDUSTRIAL (1.1%)
$  250,000   Perkinelmer, Inc.(c)                  $   171,338
             0.000%, 08/07/20
             CAPITAL GOODS - TECHNOLOGY (31.7%)
     2,500   Adecco SPA ADR                            205,250
             1.500%, 11/25/04
   160,000   Allianz (Siemens Ag)                      137,591
       EUR   2.000%, 03/23/05
   550,000   Anixter International(b)(c)               155,628
             0.000%, 06/28/2020
   250,000   ASM Lithography                           281,250
             4.250%, 11/30/04
   140,000   Bell Atlantic (Cable & Wireless)          152,950
             4.250%, 09/15/05
   300,000   Celestica, Inc.(c)                        148,125
             0.000%, 08/01/20
   105,000   Cypress Semiconductor                     123,198
             4.000%, 02/01/05
    80,000   Cypress Semiconductor                      76,335
             3.750%, 07/01/05
   110,000   Delta Electronics, Inc                    112,475
             0.000%, 02/15/05
   300,000   Finmeccanica                              259,809
       EUR   2.000%, 06/08/05
   250,000   France Telcom (Panafon)                   226,150
       EUR   4.125%, 11/29/04
   120,000   I2 Technologies(b)                        311,287
             5.250%, 12/15/06
    75,000   International Rectifier(b)                 68,497
             4.250%, 07/15/07
   185,000   Juniper Networks                          288,504
             4.750%, 03/15/07
   260,000   LSI Logic                                 211,221
             4.000%, 02/15/05
   275,000   Merrill Lynch Basket                      249,563
             0.500%, 02/03/05

PRINCIPAL
  AMOUNT                                              VALUE
--------------------------------------------------------------
$  245,000   Solectron Corporation(b)(c)           $   182,351
             0.000%, 01/27/19
   285,000   Solectron Corporation(c)                  192,663
             0.000%, 05/08/20
   400,000   SSB Technology Structure                  395,500
             0.250%, 04/18/05
   130,000   Telefonos De Mexico                       161,525
             4.250%, 06/15/04
   135,000   Terayon Communication(b)                   91,873
             5.000%, 08/01/07
   240,000   Texas Instruments(b)                      299,786
             4.250%, 02/15/07
   230,000   Triquint Semiconductor(b)                 182,850
             4.000%, 03/01/07
    85,000   Veritas Software                          340,127
             1.856%, 08/13/06
   100,000   Versatel Telecommunication                 77,332
       EUR   4.000%, 12/17/04
   200,000   Versatel Telecommunication                142,750
       EUR   4.000%, 03/30/05
                                                   -----------
                                                     5,074,590
             CONSUMER CYCLICAL (6.2%)
   200,000   BAA PLC                                   309,404
       BPS   5.750%, 03/29/06
   800,000   Four Season                               335,000
             0.000%, 09/23/29
   140,000   Interpublic Group(b)                      125,245
             1.870%, 06/01/06
   230,000   Young & Rubicam(b)                        220,789
             3.000%, 01/15/05
                                                   -----------
                                                       990,438
             CONSUMER GROWTH STAPLES (10.6%)
   275,000   Alza Corporation(b)(c)                    190,718
             0.000%, 07/28/20
   160,000   CV Therapeutics(b)                        214,941
             4.750%, 03/07/07

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
  AMOUNT                                              VALUE
--------------------------------------------------------------
$  385,000   Kohls Corporation(b)(c)               $   226,538
             0.000%, 06/12/20
   150,000   News Corporation, Ltd.(c)                 170,120
             0.000%, 03/11/13
   140,000   Quanta Services                           112,764
             4.000%, 07/01/07
   250,000   Swatch Group
       SFS   2.000%, 10/23/02                          353,868
   320,000   Universal Health Services(b)(c)           177,430
             0.426%, 06/23/20
   290,640   Vivendi (British Sky Broadcasting)
       EUR   1.000%, 07/05/03                          255,961
                                                   -----------
                                                     1,702,340
             CONSUMER STAPLES (6.7%)
   330,000   Ahold
       EUR   4.000%, 05/19/05                          325,457
   450,000   Nestle Australia                          438,750
             1.250%, 04/27/05
   300,000   Koninklijke Numico
       EUR   1.500%, 09/22/04                          317,845
                                                   -----------
                                                     1,082,052
             ENERGY (7.7%)
   385,000   Anadarko Petrol(c)                        319,215
             0.000%, 3/07/20
   400,000   Baker Hughes(c)                           320,376
             0.000%, 05/05/08
   201,168   Belgelectric (TotalFina SA)
       EUR   1.500%, 08/04/04                          197,182
   310,000   Devon Energy Zero(b)(c)                   155,118
             0.000%, 06/27/20
   270,000   Loews Corporation (Diamond Offshore)      240,808
             3.125%, 09/15/07
                                                   -----------
                                                     1,232,699

PRINCIPAL
  AMOUNT                                              VALUE
--------------------------------------------------------------
             FINANCIAL (2.9%)
$  225,000   Allianz (Deutsche Bank)
       DMS   3.000%, 02/04/03                      $   131,986
   200,000   Munich RE (Allianz Ag)
       EUR   1.000%, 06/09/05                          172,094
   150,000   Providian Financial                       168,563
             3.250%, 08/15/05
                                                   -----------
                                                       472,643
                                                   -----------
             TOTAL CONVERTIBLE BONDS                10,726,100
             (Cost $9,880,405)
NUMBER OF
  SHARES                                              VALUE
--------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (15.9%)
             CAPITAL GOODS - TECHNOLOGY (2.1%)
       700   Global Crossing                           140,000
             7.000%
       365   Global Crossing(b)                         72,179
             7.000%
     1,300   Global Crossing(b)                        115,669
             6.375%
                                                   -----------
                                                       327,848
             CONSUMER GROWTH STAPLES (2.1%)
     1,300   Biovail Corporation                        97,500
             6.750%
     4,500   Pharmacia Corporation                     235,688
             2.600%
                                                   -----------
                                                       333,188
             CONSUMER STAPLES (2.0%)
     8,000   Suiza Foods Trust                         321,064
             5.500%
             ENERGY (1.0%)
     2,100   El Paso Energy Capital Trust I            164,850
             2.375%
             FINANCIAL (2.4%)
     4,500   Metlife Capital Trust I                   382,500
             5.688%

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

NUMBER OF
  SHARES                                              VALUE
--------------------------------------------------------------
             UTILITIES (6.3%)
     5,700   AES Trust VII(b)                      $   471,065
             6.000%
     2,000   Calpine Trust(b)                          216,490
             5.561%
     4,700   Calpine Trust(b)                          321,363
             5.000%
                                                   -----------
                                                     1,008,918
                                                   -----------
             TOTAL CONVERTIBLE
             PREFERRED STOCK                         2,538,368
             (Cost $2,077,025)
COMMON STOCKS (4.4%)
             CAPITAL GOODS - TECHNOLOGY (3.5%)
     7,496   Koninklijke Philips Electronic            318,580
     2,300   Telecommunication Italia SPA-ADR          241,500
                                                   -----------
                                                       560,080
             CONSUMER STAPLES (0.9%)
    50,000   Endois PLC                                143,791
                                                   -----------
             TOTAL COMMON STOCKS                       703,871
             (Cost $335,696)
NUMBER OF
CONTRACTS                                             VALUE
--------------------------------------------------------------
CALL OPTIONS (1.2%)
             CAPITAL GOODS - TECHNOLOGY (0.2%)
        10   Northrup Gumann(a)                         28,250
             LEAPS Expiration 01/19/03
             Strike 80
        15   Sybase(a)                                  12,750
             LEAPS Expiration 01/21/02
             Strike 20
                                                   -----------
                                                        41,000
             CONSUMER CYCLICAL (0.2%)
        20   International Game Technology(a)           24,250
             LEAPS Expiration 01/17/02
             Strike 25

NUMBER OF
CONTRACTS                                             VALUE
--------------------------------------------------------------
             CONSUMER GROWTH STAPLES (0.2%)
        10   Chiron(a)                             $    12,375
             LEAPS Expiration 01/19/02
             Strike 50
        15   Pfizer(a)                                  13,125
             LEAPS Expiration 01/17/02
             Strike 45
                                                   -----------
                                                        25,500
             CONSUMER STAPLES (0.1%)
        10   Pepsico(a)                                 14,063
             LEAPS Expiration 01/17/03
             Strike 40
             CREDIT CYCLICALS (0.1%)
        20   Washington Mutual Stock(a)                 24,250
             LEAPS Expiration 01/19/03
             Strike 35
             ENERGY (0.1%)
        10   Enron(a)                                   23,750
             LEAPS Expiration 01/19/02
             Strike 80
             FINANCIAL (0.3%)
        30   Allstate(a)                                18,563
             LEAPS Expiration 01/19/02
             Strike 35
        10   Merrill Lynch(a)                           21,625
             LEAPS Expiration 01/18/03
             Strike 60
                                                   -----------
                                                        40,188
                                                   -----------
             TOTAL CALL OPTIONS                        193,001
             (Cost $169,118)
NUMBER OF
  SHARES                                              VALUE
--------------------------------------------------------------
WARRANTS (0.5%)
             CONSUMER GROWTH STAPLES (0.5%)
     2,871   News Corporation, Ltd                      81,824
                                                   -----------
             TOTAL WARRANTS                             81,824
             (Cost $19,523)

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
  AMOUNT                                              VALUE
--------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (3.7%)
             United States Strips Interest Coupon
$  225,000   6.250%, 02/15/03                      $   226,355
 1,125,000   0.000%, 11/15/18                          373,703
                                                   -----------
             TOTAL U.S. GOVERNMENT SECURITIES
             (Cost $594,617)                           600,058
                                                   -----------
TOTAL INVESTMENTS (92.6%)                           14,843,222
(Cost $13,076,384)
CASH DEPOSITS WITH                                     343,468
CUSTODIAN (INTEREST BEARING) (2.2%)
OTHER ASSETS, LESS LIABILITIES (5.2%)                  837,252
                                                   -----------
NET ASSETS (100.0%)                                $16,023,942
                                                   -----------
NET ASSET VALUE PER SHARE - CLASS A                $      9.11
                                                   -----------
                   (1,419,567 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS B                $      9.02
                                                   -----------
                       (1,098 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS C                $      9.02
                                                   -----------
                     (265,064 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS I                $      9.11
                                                   -----------
                       (75,563 share outstanding)

Notes to Schedule of Investments
  (a)   Non-income producing security
  (b) Rule 144A security - Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Funds, and any resale by the Funds must be an exempt transaction, normally to other qualified institutional investors.
  (c)   LYON - Liquid Yield Option Note

               See accompanying Notes to Schedule of Investments.

High Yield Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
-------------------------------------------------------------
 CORPORATE BONDS (47.9%)
            BASIC INDUSTRIES (5.0%)
 $20,000    Domtar, Inc.                             $ 20,825
            8.750%, 08/01/06
  20,000    Pope & Talbot                              18,592
            8.375%, 06/01/13
                                                     --------
                                                       39,417
            CAPITAL GOODS - INDUSTRIAL (3.3%)
  30,000    Allied Waste                               26,250
            10.000%, 08/01/09
            CAPITAL GOODS - TECHNOLOGY (9.8%)
  20,000    Exodus Communication, Inc.                 19,800
            11.250%, 07/01/08
  20,000    Global Crossing (a)                        19,900
            9.125%, 11/15/06
  20,000    Metromedia Fiber Network                   18,900
            10.000%, 11/15/08
  20,000    Nextlink Communication                     18,600
            10.750%, 11/15/08
                                                     --------
                                                       77,200
            CONSUMER CYCLICAL (17.3%)
  20,000    Ameristar Casino                           20,200
            10.500%, 08/01/04
  20,000    Aztar Corporation                          19,500
            8.875%, 05/15/07
  12,000    Mandalay Resort (Circus Circus)            11,940
            9.250%, 12/01/05
  20,000    MGM Mirage                                 18,408
            6.875%, 02/06/08
  20,000    Michaels Stores                            20,700
            10.875%, 06/15/06
  15,000    Northwest Air                              13,932
            7.625%, 03/15/05
  20,000    Salton, Inc.                               19,650
            10.750%, 2/15/05
  12,000    Station Casinos                            12,060
            9.750%, 04/15/07
                                                     --------
                                                      136,390

PRINCIPAL
 AMOUNT                                               VALUE
-------------------------------------------------------------
            CONSUMER GROWTH STAPLES (4.2%)
 $14,000    Medpartners, Inc.                        $ 12,110
            7.375%, 10/01/06
  20,000    Price Communication Corporation            20,500
            9.125%, 12/15/06
                                                     --------
                                                       32,610
            CONSUMER STAPLES (2.6%)
  20,000    Fleming Cos, Inc.                          20,200
            10.625%, 12/15/01
            CREDIT CYCLICALS (3.9%)
  13,000    Beazer Homes                               12,350
            8.875%, 04/01/08
  20,000    Engle Homes, Inc.                          18,300
            9.250%, 02/01/08
                                                     --------
                                                       30,650
            UTILITIES (1.8%)
  15,000    Calpine Trust                              14,344
            7.750%, 04/15/09
                                                     --------
            TOTAL CORPORATE BONDS                     377,061
            (Cost $378,247)
CONVERTIBLE BONDS (29.8%)
            BASIC INDUSTRIES (2.3%)
  20,000    Inco, Ltd.                                 18,075
            7.750%, 03/15/16
            CAPITAL GOODS - INDUSTRIAL (5.2%)
  25,000    Speedfam International                     16,979
            6.250%, 09/15/04
  35,000    Spherion Corporation                       23,523
            4.500%, 06/01/05
                                                     --------
                                                       40,502
            CAPITAL GOODS - TECHNOLOGY (6.7%)
  25,000    Checkpoint Systems                         16,242
            5.250%, 11/01/05
  20,000    Richardson Electric                        19,900
            8.250%, 06/15/06
  20,000    Systems & Computer Technology              16,650
            5.000%, 10/15/04
                                                     --------
                                                       52,792

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
-------------------------------------------------------------
            CONSUMER GROWTH STAPLES (2.9%)
 $25,000    Columbia/HCA Healthcare                  $ 22,875
            6.750%, 10/01/06
            CONSUMER CYCLICAL (5.0%)
  20,000    Genesco, Inc.                              19,431
            5.500%, 04/15/05
  24,000    Hilton Hotels                              20,280
            5.000%, 05/15/06
                                                     --------
                                                       39,711
            CREDIT CYCLICALS (3.0%)
  50,000    Lennar Corporation (b)                     24,084
            0.000%, 07/29/18
            ENERGY (2.5%)
  20,000    Offshore Logistic                          19,534
            6.000%, 12/15/03
            FINANCIAL (2.2%)
  19,000    Financial Federal Corporation              16,910
            4.500%, 05/01/05
                                                     --------
            TOTAL CONVERTIBLE BONDS                   234,483
            (Cost $238,915)

NUMBER OF
 SHARES                                               VALUE
-------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCKS (5.2%)
            CONSUMER CYCLICAL (2.3%)
     520    American Classic Voyage                  $ 18,393
            7.000%

NUMBER OF
 SHARES                                               VALUE
-------------------------------------------------------------
            FINANCIAL (2.9%)
     590    Host Marriott                            $ 22,531
            6.750%
                                                     --------
            TOTAL CONVERTIBLE
            PREFERRED STOCKS                           40,924
                                                     --------
            (Cost $38,910)
TOTAL INVESTMENTS (82.9%)                            $652,468
(Cost $656,072)
CASH DEPOSITS WITH CUSTODIAN                          110,099
 (INTEREST BEARING) (13.9%)

OTHER ASSETS, LESS LIABILITIES (3.2%)                  25,041
                                                     --------

NET ASSETS (100.0%)                                  $787,608
                                                     --------

NET ASSETS VALUE PER SHARE - CLASS A                 $   9.63
                                                     --------
(81,770 shares outstanding)

Notes to Schedule of Investments
  (a) Rule 144A security- Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Funds, and any resale by the Funds must be an exempt transaction, normally to other qualified institutional investors.
  (b)   LYON- Liquid Yield Option Note

               See accompanying Notes to Schedule of Investments.

Convertible Technology Fund
SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
--------------------------------------------------------------
CONVERTIBLE BONDS(52.8)
            CAPITAL GOODS - INDUSTRIAL(2.7%)
$ 100,000   Perkinelmer, Inc.(c)                    $   68,535
            0.000%, 08/07/20
            CAPITAL GOODS - TECHNOLOGY (47.6%)
   30,000   Advanced Energy                             27,554
            5.250%, 11/15/06
   90,000   Aether Systems                              69,368
            6.000%, 03/22/05
   50,000   Analog Devices(b)                           51,500
            4.750%, 10/01/05
  195,000   Anixter International(b)(c)                 55,233
            0.000%, 06/28/20
   55,000   Atmel Corporation                           48,783
            0.000%, 04/21/18
  110,000   Celestica, Inc.(c)                          54,313
            0.000%, 08/01/20
   20,000   Conexant Systems                            38,759
            4.250%, 05/01/06
   45,000   Conexant Systems                            32,400
            4.000%, 02/01/07
   60,000   Cypress Semiconductor                       70,399
            4.000%, 02/01/05
   60,000   International Rectifier(b)                  54,797
            4.250%, 07/15/07
   45,000   Juniper Networks                            70,177
            4.750%, 03/15/07
   85,000   LSI Logic                                   69,053
            4.000%, 02/15/05
  100,000   Merrill Lynch Basket                        90,752
            0.500%, 02/03/05
   40,000   Rational Software                           82,989
            5.000%, 02/01/07
   30,000   Redback Networks(b)                         33,600
            5.000%, 04/01/07
   50,000   Science Systems, Inc.                       50,063
            3.000%, 03/15/07
   55,000   Solectron Corporation(c)                    40,936
            0.000%, 01/27/19

PRINCIPAL
 AMOUNT                                               VALUE
--------------------------------------------------------------
$  90,000   SSB Technology Structure                $   88,988
            0.250%, 04/18/05
  100,000   Terayon Communication(b)                    68,054
            5.000%, 08/01/07
   20,000   Texas Instruments                           24,982
            4.250%, 02/15/07
   45,000   Triquint Semiconductor                      35,775
            4.000%, 03/01/07
   10,000   Veritas Software                            40,015
            1.856%, 08/13/06
   15,000   Wind River Systems                          22,384
            5.000%, 08/01/02
                                                    ----------
                                                     1,220,874
            CONSUMER GROWTH STAPLES (2.5%)
   80,000   Quanta Services                             64,436
            4.000%, 07/01/2007
                                                    ----------
            TOTAL CONVERTIBLE BONDS                  1,353,845
            (Cost $1,408,197)
NUMBER OF
 SHARES                                               VALUE
--------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (5.3%)
            CAPITAL GOODS - TECHNOLOGY (2.4%)
      300   Global Crossing (b)                         60,000
            7.000%
            UTILITIES (2.9%)
    1,100   Calpine Trust (b)                           75,212
            5.000%
                                                    ----------
            TOTAL CONVERTIBLE
            PREFERRED STOCKS
            (Cost $130,413)                            135,212
COMMON STOCKS (16.0%)
            CAPITAL GOODS - TECHNOLOGY (16.0%)
      600   Barra, Inc.                                 37,238
      400   Ciena Corporation                           49,125
      400   I2 Technologies                             74,826
      630   Merix Corporation                           40,832
    1,100   Sungard Data Systems, Inc.                  47,094

               See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

NUMBER OF
 SHARES                                               VALUE
--------------------------------------------------------------
      950   Coltec Capital Trust                        46,054
      600   Sun Microsystems                            70,051
      980   Wind River Systems                          46,979
                                                    ----------
            TOTAL COMMON STOCKS                        412,199
            (Cost $397,225)
PRINCIPAL
 AMOUNT                                               VALUE
--------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (1.9%)
            United States Treasury Notes
$  50,000   6.250%, 02/15/03                            50,301
                                                    ----------
            TOTAL U.S. GOVERNMENT
            SECURITIES                                  50,301
                                                    ----------
            (Cost $50,210)
TOTAL INVESTMENTS (76.0%)                            1,951,557
(Cost $1,986,045)
              CASH DEPOSITS WITH CUSTODIAN (29.9%)     766,698
(INTEREST BEARING)
            LIABILITIES, LESS OTHER ASSETS (-5.9%)    (152,253)
                                                    ----------

                                                      VALUE
--------------------------------------------------------------
--------------------------------------------------------------
                               NET ASSETS (100.0%)  $2,566,002
                                                    ----------
               NET ASSET VALUE PER SHARE - CLASS A  $     9.88
                                                    ----------
(128,530 shares outstanding)
               NET ASSET VALUE PER SHARE - CLASS B  $     9.88
                                                    ----------
(70,585 shares outstanding)
               NET ASSET VALUE PER SHARE - CLASS C  $     9.88
                                                    ----------
(60,568 shares outstanding)

Notes to Schedule of Investments
  (a)   Non-income producing security
  (b) Rule 144A security - Private placement securities issued under Rule 144A are exempt from the registration requirements of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Funds, and any resale by the Funds must be an exempt transaction, normally to other qualified institutional investors.
  (c)   LYON - Liquid Yield Option Note

               See accompanying Notes to Schedule of Investments.

Statement of Assets and Liabilities
SEPTEMBER 30, 2000 (UNAUDITED)

                                                  CONVERTIBLE
                                                  GROWTH AND      MARKET                     GLOBAL                   CONVERTIBLE
                                   CONVERTIBLE      INCOME       NEUTRAL                   CONVERTIBLE   HIGH YIELD   TECHNOLOGY
                                       FUND          FUND          FUND      GROWTH FUND      FUND          FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost
 $193,596,446, $55,097,267,
 $55,984,630, $84,558,852,
 $13,076,384, $656,072,
 $1,986,045, respectively)         $228,958,687   67,677,021    55,125,531   104,378,476   14,843,222     652,468      1,951,557
Cash with custodian (interest
 bearing)                            11,180,329    5,217,360    26,310,229    10,580,549      343,468     110,099        766,698
Foreign Currency (cost $240,
 $566, respectively)                        244           --            --            --          153          --             --
Net unrealized appreciation in
 forward foreign currency
 contracts                                   --           --            --            --      193,651          --             --
Accrued interest and dividends
 receivable                             877,949      251,521       397,247        52,945       70,783      16,690          9,261
Receivable for investments sold              --      151,368       176,749            --      573,926          --             --
Receivable for Fund shares sold       1,805,035    1,086,120     1,021,528     3,642,449       35,004          --         19,772
Prepaid expenses                          5,053           --        38,383            --           --          --             --
Due from Adviser                             --           --            --            --       40,939      23,646         14,617
                                   ----------------------------------------------------------------------------------------------
       Total Assets                $242,827,297   74,383,390    83,069,667   118,654,419   16,101,146     802,903      2,761,905
                                   ----------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
Common stocks sold short, at
 value (proceeds $25,115,003)                --           --    24,216,162            --           --          --             --
Net unrealized depreciation in
 forward foreign currency
 contracts                              304,552           --            --            --           --          --             --
Payable for investments purchased        12,800           --        16,530     1,869,618           --          --        181,605
Payable for Fund shares redeemed        206,794       10,114       180,017       104,159           --          --             --
Payable to investment adviser           144,589       43,199        34,027        88,146       13,180         486          1,414
Accounts payable and accrued
 liabilities                            175,000      150,000        79,702       216,365       59,431      14,809         11,944
Payable to distributor                   84,560       12,657        10,689        35,579        4,593          --            940
                                   ----------------------------------------------------------------------------------------------
       Total Liabilities                928,295      215,970    24,537,127     2,313,867       77,204      15,295        195,903
                                   ----------------------------------------------------------------------------------------------
NET ASSETS                         $241,899,002   74,167,420    58,532,540   116,340,552   16,023,942     787,608      2,566,002
                                   ----------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS
Excess of amounts received from
 issuance of shares over amounts
 paid on redemptions of shares on
 account of capital                $173,756,322   52,632,417    56,387,700    84,739,745   11,848,042     814,021      2,596,607
Undistributed net investment
 income                                 257,797      171,858        81,809            --      121,885       2,065          3,590
Accumulated net realized gain
 (loss) on investments               32,827,189    8,783,391     2,023,290    11,781,183    2,093,940     (24,874)           293
Unrealized appreciation
 (depreciation) of investments
 and other assets less
 liabilities                         35,057,694   12,579,754        39,741    19,819,624    1,960,075      (3,604)       (34,488)
                                   ----------------------------------------------------------------------------------------------
NET ASSETS                         $241,899,002   74,167,420    58,532,540   116,340,552   16,023,942     787,608      2,566,002
                                   ----------------------------------------------------------------------------------------------
CLASS A SHARES
Net Assets Applicable to Shares
 Outstanding                       $122,868,151   59,242,505    43,758,425    86,963,634   12,935,830     787,608      1,270,296
Shares Outstanding                    5,203,996    2,016,090     3,219,929     1,664,221    1,419,567      81,770        128,530
Net Asset Value and Redemption
 Price Per Share                   $      23.61        29.38         13.59         52.25         9.11        9.63           9.88
                                   ----------------------------------------------------------------------------------------------
Maximum Offering Price Per Share
 (Net asset value, plus 4.99% of
 net asset value or 4.75% of
 offering price)                   $      24.79        30.85         14.27         54.86         9.56       10.11          10.37
                                   ----------------------------------------------------------------------------------------------
CLASS B SHARES
Net Assets Applicable to Shares
 Outstanding                       $    248,652       28,113        10,025       418,012        9,902         N/A        697,324
Shares Outstanding                       10,558          964           734         8,194        1,098         N/A         70,585
Net Asset Value and Redemption
 Price Per Share                   $      23.55        29.17         13.66         51.02         9.02         N/A           9.88
                                   ----------------------------------------------------------------------------------------------
CLASS C SHARES
Net Assets Applicable to Shares
 Outstanding                       $ 78,981,946   11,547,209     3,047,740    25,594,142    2,390,158         N/A        598,382
Shares Outstanding                    3,362,142      396,852       224,067       501,811      265,064         N/A         60,568
Net Asset Value and Redemption
 Price Per Share                   $      23.49        29.10         13.60         51.00         9.02         N/A           9.88
                                   ----------------------------------------------------------------------------------------------
CLASS I SHARES
Net Assets Applicable to Shares
 Outstanding                       $ 39,800,253    3,349,593    11,716,350     3,364,764      688,052         N/A            N/A
Shares Outstanding                    1,680,975      113,413       863,366        63,522       75,563         N/A            N/A
Net Asset Value and Redemption
 Price Per Share                   $      23.68        29.53         13.57         52.97         9.11         N/A            N/A
                                   ----------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

Statement of Operations
PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)

                                                        CONVERTIBLE
                                                        GROWTH AND     MARKET                   GLOBAL       HIGH     CONVERTIBLE
                                          CONVERTIBLE     INCOME       NEUTRAL     GROWTH     CONVERTIBLE    YIELD    TECHNOLOGY
                                             FUND          FUND         FUND        FUND         FUND        FUND        FUND*
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                  $ 2,418,459      846,006      647,114     127,695     148,663      33,528       6,651
Dividends                                   1,265,918      325,307      384,957      66,574      81,848         997          --
                                          ---------------------------------------------------------------------------------------
   Total Investment Income                  3,684,377    1,171,313    1,032,071     194,269     230,511      34,525       6,651
                                          ---------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                      745,577      228,524      126,704     374,709      74,181       2,850       1,414
Distribution fees                             455,693       98,216       36,318     128,655      23,488         950         939
Transfer agent fees                            23,790       21,960       37,020      32,100      21,960      10,980       2,640
Accounting fees                                35,379       22,569       22,805      20,333      27,450      12,199       3,300
Custodian fees                                 13,419        5,490        4,573      11,721      18,291       1,524         807
Trustees' fees                                  3,312        3,312        3,312       3,312       3,312       3,312         220
Registration fees                              15,372        5,856        6,954       8,418       9,699       5,856       1,166
Audit and legal fees                           15,280       15,280       16,946      15,716      15,281      15,281       1,837
Other                                          93,892       33,119       31,861      88,219      30,468       1,367       5,355
                                          ---------------------------------------------------------------------------------------
   Total expenses                           1,401,714      434,326      286,493     683,183     224,130      54,319      17,678
   Less expense reimbursement                      --           --           --          --      78,323      46,892      14,617
                                          ---------------------------------------------------------------------------------------
   Net expenses                             1,401,714      434,326      286,493     683,183     145,807       7,427       3,061
                                          ---------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                2,282,663      736,987      745,578    (488,914)     84,704      27,098       3,590
                                          ---------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments,
  options, and forward foreign currency
  contracts                                 7,626,313    1,942,557    1,341,149   1,951,908     509,932     (15,574)        293
Change in net unrealized
  appreciation/depreciation on
  investments, options and forward
  foreign currency contracts                1,809,146    1,063,542       51,901   5,703,212    (681,060)     22,397     (34,488)
                                          ---------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS              9,435,459    3,006,099    1,393,050   7,655,120    (171,128)      6,823     (34,195)
                                          ---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $11,718,122    3,743,086    2,138,628   7,166,206     (86,424)     33,921     (30,605)
                                          ---------------------------------------------------------------------------------------

* The Convertible Technology Fund commenced operations on August 24, 2000.

                See accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND YEAR ENDED MARCH 31, 2000

                                                                  CONVERTIBLE GROWTH AND
                                          CONVERTIBLE FUND              INCOME FUND           MARKET NEUTRAL FUND
                                     ------------------------------------------------------------------------------
                                      SIX MONTHS                  SIX MONTHS                SIX MONTHS
                                        ENDED       YEAR ENDED      ENDED      YEAR ENDED     ENDED      YEAR ENDED
                                      SEPT. 30,      MARCH 31,    SEPT. 30,    MARCH 31,    SEPT. 30,    MARCH 31,
                                         2000          2000          2000         2000         2000         2000
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)         $  2,282,663     3,310,172      736,987     609,823       745,578     187,317
Net realized gain (loss) on
   investments, options and forward
   foreign currency contracts           7,626,313    28,016,377    1,942,557   7,349,217     1,341,149     731,257
Change in unrealized
   appreciation/depreciation on
   investments, options and forward
   foreign currency contracts           1,809,146    17,371,776    1,063,542   8,559,620        51,901     (68,318)
                                     ------------------------------------------------------------------------------
Increase (decrease) in net assets
   resulting from operations           11,718,122    48,698,325    3,743,086   16,518,660    2,138,628     850,256
                                     ------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                  (2,199,840)   (3,401,091)    (708,892)   (584,233)     (667,014)   (184,175)
Net realized gains                             --    (2,772,261)          --    (433,453)           --     (88,438)
                                     ------------------------------------------------------------------------------
Total Distributions                    (2,199,840)   (6,173,352)    (708,892)  (1,017,686)    (667,014)   (272,613)
                                     ------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS                  35,285,628    21,546,703   15,220,713   16,779,348   42,630,683   11,763,448
                                     ------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                              44,803,910    64,071,676   18,254,907   32,280,322   44,102,297   12,341,091

NET ASSETS
Beginning of period                   197,095,092   133,023,416   55,912,513   23,632,191   14,430,243   2,089,152
                                     ------------------------------------------------------------------------------
End of period                        $241,899,002   197,095,092   74,167,420   55,912,513   58,532,540   14,430,243
                                     ------------------------------------------------------------------------------
Undistributed Net Investment Income  $    257,797       174,974      171,858     143,763        81,809       3,245


                                           GROWTH FUND
                                     ------------------------
                                     SIX MONTHS
                                        ENDED      YEAR ENDED
                                      SEPT. 30,    MARCH 31,
                                        2000          2000
-----------------------------------
OPERATIONS
Net investment income (loss)            (488,914)    (420,938)
Net realized gain (loss) on
   investments, options and forward
   foreign currency contracts          1,951,908   12,604,159
Change in unrealized
   appreciation/depreciation on
   investments, options and forward
   foreign currency contracts          5,703,212   10,267,503
                                     ------------------------
Increase (decrease) in net assets
   resulting from operations           7,166,206   22,450,724
                                     ------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                         --           --
Net realized gains                            --   (2,395,194)
                                     ------------------------
Total Distributions                           --   (2,395,194)
                                     ------------------------
INCREASE IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS                 59,044,039   14,421,942
                                     ------------------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                             66,210,245   34,477,472
NET ASSETS
Beginning of period                   50,130,307   15,652,835
                                     ------------------------
End of period                        116,340,552   50,130,307
                                     ------------------------
Undistributed Net Investment Income           --           --

                See accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND YEAR ENDED MARCH 31, 2000

                                                                                                                     CONVERTIBLE
                                                                                                                      TECHNOLOGY
                                                           GLOBAL CONVERTIBLE FUND          HIGH YIELD FUND              FUND
                                                          -----------------------------------------------------------------------
                                                          SIX MONTHS                   SIX MONTHS
                                                             ENDED       YEAR ENDED      ENDED       PERIOD ENDED    PERIOD ENDED
                                                           SEPT. 30,     MARCH 31,     SEPT. 30,      MARCH 31,       SEPT. 30,
                                                             2000           2000          2000          2000*           2000**
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                              $    84,704       48,313       27,098         25,055            3,590
Net realized gain (loss) on investments, options and
   forward foreign currency contracts                         509,932    1,807,932      (15,574)        (9,300)             293
Change in unrealized appreciation/depreciation on
   investments, options and forward foreign currency
   contracts                                                 (681,060)   1,558,362       22,397        (26,001)         (34,488)
                                                          -----------------------------------------------------------------------
Increase (decrease) in net assets resulting from
   operations                                                 (86,424)   3,414,607       33,921        (10,246)         (30,605)
                                                          -----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                         (82,029)     (47,872)     (25,877)       (24,211)              --
Net realized gains                                                 --     (169,720)          --             --               --
                                                          -----------------------------------------------------------------------
Total Distributions                                           (82,029)    (217,592)     (25,877)       (24,211)              --
                                                          -----------------------------------------------------------------------
INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS      2,574,536    2,761,295       51,310        762,701        2,596,607
                                                          -----------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     2,406,083    5,958,310       59,354        728,244        2,566,002

NET ASSETS
Beginning of period                                        13,617,859    7,659,549      728,254             10               --
                                                          -----------------------------------------------------------------------
End of period                                             $16,023,942    13,617,859     787,608        728,254        2,566,002
                                                          -----------------------------------------------------------------------
Undistributed Net Investment Income                       $   121,885      119,210        2,065            844            3,590

 * The High Yield Fund commenced operations on August 1, 1999.

** The Convertible Technology Fund commenced operations on August 24, 2000.

                See accompanying Notes to Financial Statements.

Notes to Financial Statements
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization - CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the "Trust"), consists of seven series, CALAMOS Convertible Fund, CALAMOS Convertible Growth and Income Fund (formerly named Growth and Income Fund), CALAMOS Market Neutral Fund, CALAMOS Growth Fund, CALAMOS Global Convertible Fund (formerly named Global Growth and Income Fund), CALAMOS High Yield Fund and CALAMOS Convertible Technology Fund. The Trust currently offers Class A, Class B, Class C and Class I shares of each of the seven series of the Trust.

Portfolio Valuation - Investments are stated at value. Securities for which quotations are readily available are valued at the last available sales price on the exchange market on which they are principally traded, or lacking any sales, at the mean of the most recently quoted bid and asked prices. Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Trust's Board of Trustees. Forward currency contracts are valued using forward currency exchange rates available from a quotation service.

Investment Transactions and Investment Income - Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transaction are reported on an identified cost basis. Interest income is recognized using the accrual method and includes amortization of original issue discount and market discount. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

Foreign Currency Translation - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transaction. Realized foreign exchange gains of $95,518 and unrealized foreign exchange losses of $304,547 incurred by the Convertible Fund and realized foreign exchange gains of $281,047 and unrealized foreign exchange gains of $193,237 incurred by the Global Convertible Fund are included as a component of net realized gains (losses) on investments, options and forward foreign currency contracts and change in net unrealized appreciation and depreciation on investments, options and forward foreign currency contracts, respectively.

Federal Income Taxes - No provision has been made for Federal income taxes since each Fund elected to be taxed as a "regulated investment company" and has made such distributions to shareholders as to be relieved of all Federal income taxes.

Dividends - Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain dividends are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

Allocation of Expenses between Classes - Expenses arising in connection with a specific class of shares are allocated directly. All other expenses are allocated pro rata based on relative net assets.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

NOTE 2 - INVESTMENT ADVISER AND TRANSACTION WITH AFFILIATES

Pursuant to an investment advisory agreement with CALAMOS ASSET MANAGEMENT, INC. ("CAM"), each Fund pays a monthly investment advisory fee based on the average daily net assets of each Fund, computed as follows: The Convertible Fund, Convertible Growth and Income Fund and Market Neutral Fund are at the annual rate of 0.75% of the first $500 million of average net assets, 0.70% of the next $500 million of average net assets, 0.65% of average net assets in excess of $1 billion. The High Yield Fund fee is at the annual rate of 0.75% of the Fund's average daily net assets. The Growth Fund fees are at the annual rate of 1.00% of the first $500 million of average daily net assets, 0.90% of the next $500 million of average net assets, and 0.80% of average net assets in excess of $1 billion. The Global Convertible Fund and Convertible Technology Fund fees are at the annual rate of 1.00% of the Fund's average daily net assets.

CAM has voluntarily undertaken to limit normal operating expenses of each Fund, as a percentage of the average net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class B shares, 2.50% for Class C shares, and 1.50% for Class I shares through August 31, 2001. For the period ended September 30, 2000, CAM waived or absorbed expenses of $78,323, $46,892, and $14,617 for the Global Convertible Fund, High Yield Fund and Convertible Technology Fund, respectively.

As Distributor, CALAMOS FINANCIAL SERVICES, INC. ("CFS") assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 whereby the Fund pays to CFS an annual distribution and service fee of 0.25% of the average daily net assets of the Fund's Class A shares, and annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Fund's Class B shares and Class C shares.

CFS also receives a sales commission on certain sales of each Fund's Class A shares. During the six months ended September 30, 2000 CFS received commissions of $9,516, $6,344, $1,891, $47,395, $2,126, $15 and $135 from the sale of shares of Convertible Fund, Convertible Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Convertible Fund, High Yield Fund, and Convertible Technology Fund respectively.

Certain portfolio transactions for the Funds have been executed through CFS as broker, consistent with the Fund's policy of obtaining best price and execution. During the six months ended September 30, 2000, the Convertible Fund, Convertible Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Convertible Fund, and Convertible Technology Fund paid brokerage commissions to CFS on purchases and sales of portfolio securities in the amount of $12,469, $6,753, $3,829, $1,164, $1,810 and $66, respectively.

Certain officer and trustees of the Trust are also officers and directors of CFS and CAM. All officers and affiliated trustees serve without direct compensation from the Trust.

NOTE 3 -- INVESTMENTS

Purchases and sales of investments other than short-term obligation by the Funds for the six months ended September 30, 2000, were as follows:

                                                   CONVERTIBLE
                                                   GROWTH AND       MARKET                         GLOBAL          HIGH
                                    CONVERTIBLE      INCOME         NEUTRAL        GROWTH        CONVERTIBLE      YIELD
                                       FUND           FUND           FUND           FUND            FUND           FUND
-------------------------------------------------------------------------------------------------------------------------
Purchases                           $63,176,028    $46,843,211    $62,850,934    $97,950,201     $9,496,588      $106,847
Proceeds from sales                 88,179,463     34,098,756      21,235,016     47,248,924      7,015,174        49,578


                                  CONVERTIBLE
                                  TECHNOLOGY
                                     FUND
--------------------------------  -----------
Purchases                         $1,995,156
Proceeds from sales                   10,293

The following information is based on the cost basis of investments for Federal income tax purposes at September 30, 2000.

                                              CONVERTIBLE
                                              GROWTH AND       MARKET                        GLOBAL         HIGH      CONVERTIBLE
                              CONVERTIBLE       INCOME         NEUTRAL        GROWTH       CONVERTIBLE     YIELD      TECHNOLOGY
                                  FUND           FUND           FUND           FUND           FUND          FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
Cost basis of investments     $193,596,446    $55,097,267    $55,984,630    $84,558,852    $13,076,384    $656,072    $1,986,045
Gross unrealized
  appreciation                  42,467,899    13,780,726       2,772,933     22,081,236     2,591,224       15,388        74,949
Gross unrealized
  depreciation                   7,105,658     1,200,972       3,632,037      2,261,612       824,386       18,992       109,437
Net unrealized
  appreciation/(depreciation)   35,362,241    12,579,754        (859,099)    19,819,624     1,766,838       (3,604)      (34,488)

NOTE 4 - SHORT SALES

Securities sold short represent obligations to purchase the securities at a future date at then prevailing prices. The transactions result in off-balance-sheet risk i.e., the risk that the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. To the extent a Fund owns equivalent securities, the off-balance-sheet risk is offset. During the six months ended September 30, 2000, the Market Neutral Fund incurred net losses of $971,223 on short sales that were classified as net realized losses on investments. No other Fund engaged in short sales during the six months ended September 30, 2000.

NOTE 5 - FORWARD FOREIGN CURRENCY CONTRACTS

Each Fund may engage in portfolio hedging with respect to change in currency exchange rates by entering into foreign currency contacts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at September 30, 2000, was a multinational bank.

As of September 30, 2000, the Convertible Fund had the following open forward foreign currency contracts:

                                                                SETTLEMENT      LOCAL         CURRENT      UNREALIZED
                                                                   DATE        CURRENCY        VALUE       GAIN(LOSS)
---------------------------------------------------------------------------------------------------------------------
Long Contracts
Japanese Yen                                                     10/26/00        821,739    $   818,852    $  (2,887)
Short Contracts
Euros                                                            10/26/00     14,701,137     15,004,233     (303,096)
Japanese Yen                                                     10/26/00        820,283        818,852        1,431
                                                                                                           ---------
                                                                                                            (301,665)
                                                                                                           ---------
                                                                                                            (304,552)

As of September 30, 2000, the Global Convertible Fund had the following open forward foreign currency contracts:

                                                                SETTLEMENT      LOCAL       CURRENT      UNREALIZED
                                                                   DATE       CURRENCY       VALUE       GAIN(LOSS)
-------------------------------------------------------------------------------------------------------------------
Long Contracts
British Pound Sterling                                           10/26/00      120,475     $  118,306     $ (2,169)
Japanese Yen                                                     10/26/00      500,078        497,825       (2,253)
                                                                                                          --------
                                                                                                            (4,422)
Short Contracts
British Pound Sterling                                           10/26/00      983,140        961,239       21,901
Euros                                                            10/26/00     2,354,250     2,208,774      145,476
Hong Kong Dollars                                                10/26/00      125,185        125,089           96
Japanese Yen                                                     10/26/00      619,837        618,791        1,046
Swiss Fracs                                                      10/26/00      696,771        667,217       29,554
                                                                                                          --------
                                                                                                           198,073
                                                                                                          --------
                                                                                                           193,651

NOTE 6 - INTEREST BEARING CASH DEPOSIT WITH CUSTODIAN

Each Fund earns interest on its average daily balance deposited with its custodian at a rate equal to the current Federal Reserve federal funds rate. During the period ended September 30, 2000, the Convertible Fund, Convertible Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Convertible Fund, High Yield Fund and Convertible Technology Fund earned $166,523, $82,484, $286,916, $127,695, $13,740, $3,287 and $3,590, respectively.

NOTE 7 - CAPITAL SHARE TRANSACTIONS

The following table summarizes the activity in capital shares of the Funds:

                                                                                    CONVERTIBLE
                                                         CONVERTIBLE                 GROWTH AND               MARKET NEUTRAL
      SIX MONTHS ENDED SEPTEMBER 30, 2000                    FUND                   INCOME FUND                    FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                    SHARES        DOLLARS      SHARES       DOLLARS       SHARES        DOLLARS
                   A SHARES                        ------------------------------------------------------------------------------
Shares sold                                        1,097,412    $24,560,537    481,240    $13,343,552    2,179,509    $29,203,651
Shares issued in reinvestment of distributions        32,924        749,137    15,965         450,300       28,576        384,492
Less shares redeemed                                (350,581)    (7,785,731)   (87,521)    (2,435,022)     (81,918)    (1,090,182)
                                                   ------------------------------------------------------------------------------
Increase(Decrease)                                   779,755    $17,523,943    409,684    $11,358,830    2,126,167    $28,497,961
                                                   ------------------------------------------------------------------------------
B SHARES                                              SHARES        DOLLARS    SHARES         DOLLARS       SHARES        DOLLARS
                                                   ------------------------------------------------------------------------------
Shares sold                                           10,558    $   245,374       964     $    27,622          734    $    10,000
Shares issued in reinvestment of distributions            --             --        --              --           --             --
Less shares redeemed                                      --             --        --              --           --             --
                                                   ------------------------------------------------------------------------------
Increase(Decrease)                                    10,558    $   245,374       964     $    27,622          734    $    10,000
                                                   ------------------------------------------------------------------------------
C SHARES                                              SHARES        DOLLARS    SHARES         DOLLARS       SHARES        DOLLARS
                                                   ------------------------------------------------------------------------------
Shares sold                                          897,086    $19,920,143    152,030    $ 4,215,134      207,731    $ 2,790,281
Shares issued in reinvestment of distributions         7,076        158,698       527          14,768          743         10,011
Less shares redeemed                                (135,775)    (2,981,274)   (16,611)      (449,454)        (286)        (3,806)
                                                   ------------------------------------------------------------------------------
Increase(Decrease)                                   768,387    $17,097,567    135,946    $ 3,780,448      208,188    $ 2,796,486
                                                   ------------------------------------------------------------------------------
I SHARES                                              SHARES        DOLLARS    SHARES         DOLLARS       SHARES        DOLLARS
                                                   ------------------------------------------------------------------------------
Shares sold                                          147,983    $ 3,204,944       445     $    12,500      919,736    $12,069,452
Shares issued in reinvestment of distributions         3,195         72,947     1,454          41,313       13,963        187,413
Less shares redeemed                                (127,745)    (2,859,147)       --              --      (70,333)      (930,629)
                                                   ------------------------------------------------------------------------------
Increase(Decrease)                                    23,433    $   418,744     1,899     $    53,813      863,366    $11,326,236
                                                   ------------------------------------------------------------------------------


                                                GROWTH               GLOBAL CONVERTIBLE         HIGH YIELD
SIX MONTHS ENDED SEPTEMBER 30, 2000              FUND                       FUND                   FUND
--------------------------------------------------------------------------------------------------------------
                                        SHARES        DOLLARS       SHARES      DOLLARS      SHARES    DOLLARS
             A SHARES                  -----------------------------------------------------------------------
Shares sold                            1,252,261    $ 61,428,452    260,089    $2,337,958    2,683     $25,960
Shares issued in reinvestment of
  distributions                               --              --     7,338         66,933    2,696     25,877
Less shares redeemed                    (420,569)    (19,913,974)   (94,024)     (846,515)     (54)      (527)
                                       -----------------------------------------------------------------------
Increase(Decrease)                       831,692    $ 41,514,478    173,403    $1,558,376    5,325     $51,310
                                       -----------------------------------------------------------------------
B SHARES                                SHARES        DOLLARS       SHARES      DOLLARS      SHARES    DOLLARS
                                       -----------------------------------------------------------------------
Shares sold                                8,194    $    414,039     1,098     $   10,000       --     $   --
Shares issued in reinvestment of
  distributions                               --              --        --             --       --         --
Less shares redeemed                          --              --        --             --       --         --
                                       -----------------------------------------------------------------------
Increase(Decrease)                         8,194    $    414,039     1,098     $   10,000       --     $   --
                                       -----------------------------------------------------------------------
C SHARES                                SHARES        DOLLARS       SHARES      DOLLARS      SHARES    DOLLARS
                                       -----------------------------------------------------------------------
Shares sold                              448,079    $ 21,500,407    114,924    $1,033,981       --     $   --
Shares issued in reinvestment of
  distributions                               --              --       176          1,597       --         --
Less shares redeemed                     (73,871)     (3,384,885)   (4,283)       (38,550)      --         --
                                       -----------------------------------------------------------------------
Increase(Decrease)                       374,208    $ 18,115,522    110,817    $  997,028       --         --
                                       -----------------------------------------------------------------------
I SHARES                                SHARES        DOLLARS       SHARES      DOLLARS      SHARES    DOLLARS
                                       -----------------------------------------------------------------------
Shares sold                                   --    $         --       384     $    3,500       --     $   --
Shares issued in reinvestment of
  distributions                               --              --       617          5,632       --         --
Less shares redeemed                     (18,776)     (1,000,000)       --             --       --         --
                                       -----------------------------------------------------------------------
Increase(Decrease)                       (18,776)   $ (1,000,000)    1,001     $    9,132       --     $   --
                                       -----------------------------------------------------------------------

                                          CONVERTIBLE
                                          TECHNOLOGY
SIX MONTHS ENDED SEPTEMBER 30, 2000          FUND*
-----------------------------------  ---------------------
                                     SHARES      DOLLARS
             A SHARES                ---------------------
Shares sold                          128,530    $1,283,112
Shares issued in reinvestment of
  distributions                          --             --
Less shares redeemed                     --             --
                                     ---------------------
Increase(Decrease)                   128,530    $1,283,112
                                     ---------------------
B SHARES                             SHARES      DOLLARS
                                     ---------------------
Shares sold                          70,585     $  707,000
Shares issued in reinvestment of
  distributions                          --             --
Less shares redeemed                     --             --
                                     ---------------------
Increase(Decrease)                   70,585     $  707,000
                                     ---------------------
C SHARES                             SHARES      DOLLARS
                                     ---------------------
Shares sold                          60,568     $  606,495
Shares issued in reinvestment of
  distributions                          --             --
Less shares redeemed                     --             --
                                     ---------------------
Increase(Decrease)                   60,568     $  606,495
                                     ---------------------
I SHARES                             SHARES      DOLLARS
                                     ---------------------
Shares sold                              --     $       --
Shares issued in reinvestment of
  distributions                          --             --
Less shares redeemed                     --             --
                                     ---------------------
Increase(Decrease)                       --     $       --
                                     ---------------------

* The Convertible Technology Fund commenced operations on August 24, 2000.

                                                                                      CONVERTIBLE
                                                          CONVERTIBLE                 GROWTH AND               MARKET NEUTRAL
YEAR ENDED MARCH 31, 2000                                    FUND                     INCOME FUND                   FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                    SHARES        DOLLARS        SHARES       DOLLARS      SHARES       DOLLARS
A SHARES                                           ------------------------------------------------------------------------------
Shares sold                                        1,257,875    $ 26,044,620     707,386    $17,370,600    969,693    $12,227,906
Shares issued in reinvestment of distributions        96,867       1,945,254      27,063        633,229    20,292         252,854
Less shares redeemed                                (865,470)    (16,585,671)   (169,567)    (3,888,898)   (74,476)      (923,311)
                                                   ------------------------------------------------------------------------------
Increase(Decrease)                                   489,272    $ 11,404,203     564,882    $14,114,931    915,509    $11,557,449
                                                   ------------------------------------------------------------------------------
C SHARES                                              SHARES         DOLLARS      SHARES        DOLLARS    SHARES         DOLLARS
                                                   ------------------------------------------------------------------------------
Shares sold                                        1,189,057    $ 24,387,823     130,299    $ 2,979,756    15,813     $   205,167
Shares issued in reinvestment of distributions        19,114         387,724         880         20,623        64             832
Less shares redeemed                                (420,849)     (7,929,368)    (18,397)      (417,786)       --              --
                                                   ------------------------------------------------------------------------------
Increase(Decrease)                                   787,322    $ 16,846,179     112,782    $ 2,582,593    15,877     $   205,999
                                                   ------------------------------------------------------------------------------
I SHARES                                              SHARES         DOLLARS      SHARES        DOLLARS    SHARES         DOLLARS
                                                   ------------------------------------------------------------------------------
Shares sold                                          198,775    $  3,951,561          --    $        --        --              --
Shares issued in reinvestment of distributions         5,086         102,853       3,543         81,824        --              --
Less shares redeemed                                (563,920)    (10,758,093)         --             --        --              --
                                                   ------------------------------------------------------------------------------
Increase(Decrease)                                  (360,059)   $ (6,703,679)      3,543    $    81,824        --              --
                                                   ------------------------------------------------------------------------------

                                                                 GROWTH               GLOBAL CONVERTIBLE           HIGH YIELD
YEAR ENDED MARCH 31, 2000                                         FUND                       FUND                     FUND
---------------------------------------------------------------------------------------------------------------------------------
A SHARES                                                 SHARES       DOLLARS        SHARES       DOLLARS      SHARES    DOLLARS
                                                        -------------------------------------------------------------------------
Shares sold                                              499,669    $ 19,106,373     598,682    $ 5,047,295    75,372    $752,488
Shares issued in reinvestment of distributions            50,747       1,761,938      20,315        172,456    2,506       24,211
Less shares redeemed                                    (294,312)    (10,682,269)   (347,546)    (2,812,776)   (1,434)    (13,998)
                                                        -------------------------------------------------------------------------
Increase(Decrease)                                       256,104    $ 10,186,042     271,451    $ 2,406,975    76,444    $762,701
                                                        -------------------------------------------------------------------------
C SHARES                                                 SHARES       DOLLARS        SHARES       DOLLARS      SHARES    DOLLARS
                                                        -------------------------------------------------------------------------
Shares sold                                              120,704    $  4,223,040      44,999    $   355,883       --     $     --
Shares issued in reinvestment of distributions               129           4,385       1,460         12,556       --           --
Less shares redeemed                                      (6,504)       (228,316)     (3,229)       (27,826)      --           --
                                                        -------------------------------------------------------------------------
Increase(Decrease)                                       114,329    $  3,999,109      43,230    $   340,613       --     $     --
                                                        -------------------------------------------------------------------------
I SHARES                                                 SHARES       DOLLARS        SHARES       DOLLARS      SHARES    DOLLARS
                                                        -------------------------------------------------------------------------
Shares sold                                                   --    $         --          --    $        --       --     $     --
Shares issued in reinvestment of distributions             6,743         236,792       1,640         13,707       --           --
Less shares redeemed                                          --              --          --             --       --           --
                                                        -------------------------------------------------------------------------
Increase(Decrease)                                         6,743    $    236,792       1,640    $    13,707       --     $     --
                                                        -------------------------------------------------------------------------

ABBREVIATIONS

ADRS:  American Depository Receipts  CUM:   Cumulative       EXCH:    Exchangeable
ADSS:  American Depository Shares    DEB:   Debenture        NONCUM:  Noncumulative
CONV.: Convertible                   DEP.:  Depository       PREF.:   Preferred
                                     EURO.: Eurobond         SUB.:    Subordinated

FOREIGN CURRENCY ABBREVIATIONS:

GBP:   British Pound Sterling        CAD:   Canadian Dollar  JPY:     Japanese Yen
FRF:   French Franc                  CHF:   Swiss Franc      DEM:     German Mark

Financial Highlights
CALAMOS Convertible Fund
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                CLASS A                                  CLASS B
                                                   -----------------------------------------------------------------    ---------
                                                      SIX                                                               SEPT. 11,
                                                    MONTHS                                                                2000
                                                     ENDED                                                               THROUGH
                                                   SEPT. 30,                    YEAR ENDED MARCH 31,                    SEPT. 30,
                                                   ------------------------------------------------------------------------------
                                                     2000         2000       1999       1998       1997       1996        2000
                                                   ------------------------------------------------------------------------------
Net asset value, beginning of period               $  22.74     $  17.14    $ 17.43    $ 14.68    $ 14.49    $ 12.41     $23.03
Income from investment operations:
 Net investment income                                 0.25         0.43       0.41       0.49       0.36       0.40       0.01
 Net realized and unrealized gain (loss) on
   investments                                         0.87         5.98       0.09       3.92       1.39       3.06       0.51
                                                   ------------------------------------------------------------------------------
   Total from investment operations                    1.12         6.41       0.50       4.41       1.75       3.46       0.52
                                                   ------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income                 (0.25)       (0.44)     (0.41)     (0.61)     (0.45)     (0.36)        --
 Dividends from net realized capital gains               --        (0.37)     (0.38)     (0.95)     (1.11)     (1.07)        --
 Distributions paid from capital                         --           --         --      (0.10)        --         --         --
                                                   ------------------------------------------------------------------------------
   Total distributions                                (0.25)       (0.81)     (0.79)     (1.66)     (1.56)     (1.38)        --
                                                   ------------------------------------------------------------------------------
Net assets value, end of period                    $  23.61     $  22.74    $ 17.14    $ 17.43    $ 14.68    $ 14.49     $23.55
                                                   ------------------------------------------------------------------------------
Total Return (a)                                       4.9%        38.1%       3.2%      31.4%      12.9%      28.8%       2.3%
Ratios and supplemental data:
 Net assets, end of period (000)                   $122,868     $100,589    $67,456    $62,157    $35,950    $24,460     $  249
 Ratio of expenses to average net assets*              1.1%         1.4%       1.4%       1.4%       1.5%       1.5%       1.8%
 Ratio of net investment income to average net
   assets*                                             2.4%         2.3%       2.6%       3.3%       2.8%       3.0%       1.7%
                                                   ------------------------------------------------------------------------------

                                                                                             YEAR ENDED MARCH 31,
                                                                   SIX
                                                                 MONTHS
                                                                  ENDED
                                                                -----------------------------------------------------------------
                                                                SEPT. 30,
                                                                  2000         2000       1999       1998       1997       1996
                                                                -----------------------------------------------------------------
Portfolio turnover rate*                                           61.5%        90.9%      78.2%      76.0%      52.3%      65.2%
                                                                -----------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
* Annualized

Financial Highlights
CALAMOS Convertible Fund -- continued
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                    CLASS C                                            CLASS I
                              ---------------------------------------------------   ---------------------------------------------
                                 SIX                                     JULY 5,       SIX                              JUNE 25,
                               MONTHS                                     1996       MONTHS             YEAR              1997
                                ENDED                                    THROUGH      ENDED             ENDED            THROUGH
                              SEPT. 30,      YEAR ENDED MARCH 31,       MARCH 31,   SEPT. 30,         MARCH 31,         MARCH 31,
                              ---------------------------------------------------------------------------------------------------
                                2000       2000      1999      1998       1997        2000        2000        1999        1998
                              ---------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                     $ 22.62    $ 17.07   $ 17.38   $ 14.63    $13.87      $ 22.82     $ 17.21     $ 17.47     $ 15.88
Income from investment
 operations:
 Net investment income            0.17       0.35      0.31      0.40      0.30         0.30        0.55        0.50        0.37
 Net realized and unrealized
   gain (loss) on
   investments                    0.86       5.93      0.11      3.92      1.21         0.86        5.98        0.09        2.49
                              ---------------------------------------------------------------------------------------------------
   Total from investment
     operations                   1.03       6.28      0.42      4.32      1.51         1.16        6.53        0.59        2.86
                              ---------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
   investment income             (0.16)     (0.36)    (0.35)    (0.52)    (0.25)       (0.30)      (0.55)      (0.47)      (0.54)
 Dividends from net realized
   capital gains                    --      (0.37)    (0.38)    (0.95)    (0.50)          --       (0.37)      (0.38)      (0.63)
 Distributions paid from
   capital                          --         --        --     (0.10)       --           --          --          --       (0.10)
                              ---------------------------------------------------------------------------------------------------
   Total distributions           (0.16)     (0.73)    (0.73)    (1.57)    (0.75)       (0.30)      (0.92)      (0.85)      (1.27)
                              ---------------------------------------------------------------------------------------------------
Net assets value, end of
 period                        $ 23.49    $ 22.62   $ 17.07   $ 17.38    $14.63      $ 23.68     $ 22.82     $ 17.21     $ 17.47
                              ---------------------------------------------------------------------------------------------------
Total Return (a)                  4.6%      37.4%      2.7%     30.8%     11.1%         5.1%       38.8%        3.7%       18.8%
Ratios and supplemental
 data:
 Net assets, end of period
   (000)                       $78,982    $58,679   $30,843   $14,358    $3,094      $39,800     $37,827     $34,725     $35,951
 Ratio of expenses to
   average net assets*            1.9%       1.9%      1.9%      2.0%      2.0%         0.9%        0.9%        0.9%        0.9%
 Ratio of net investment
   income to average net
   assets*                        1.6%       1.8%      2.1%      3.0%      2.7%         2.6%        2.8%        3.1%        2.9%
                              ---------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
* Annualized

Financial Highlights
CALAMOS Convertible Growth and Income Fund
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                     CLASS A                                        CLASS B
                                     ------------------------------------------------------------------------      ---------
                                        SIX
                                      MONTHS                                                                       SEPT. 11,
                                       ENDED                                                                        THROUGH
                                     SEPT. 30,                        YEAR ENDED MARCH 31,                         SEPT. 30,
                                     ---------------------------------------------------------------------------------------
                                       2000          2000         1999         1998         1997        1996         2000
                                     ---------------------------------------------------------------------------------------
Net asset value, beginning of
 period                               $ 28.29       $ 18.22      $ 18.59      $ 15.52      $15.62      $12.68       $28.43
Income from investment operations:
 Net investment income                   0.33          0.40         0.39         0.34        0.34        0.37         0.02
 Net realized and unrealized gain
   (loss) on investments                 1.08         10.34         0.79         5.14        1.52        3.70         0.72
                                     ---------------------------------------------------------------------------------------
   Total from investment operations      1.41         10.74         1.18         5.48        1.86        4.07         0.74
                                     ---------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment
   income                               (0.32)        (0.39)       (0.39)       (0.41)      (0.28)      (0.42)          --
 Dividends from net realized
   capital gains                           --         (0.28)       (1.16)       (2.00)      (1.68)      (0.71)          --
                                     ---------------------------------------------------------------------------------------
   Total distributions                  (0.32)        (0.67)       (1.55)       (2.41)      (1.96)      (1.13)          --
                                     ---------------------------------------------------------------------------------------
Net assets value, end of period       $ 29.38       $ 28.29      $ 18.22      $ 18.59      $15.52      $15.62       $29.17
                                     ---------------------------------------------------------------------------------------
Total Return (a)                         5.0%         59.8%         6.9%        37.8%       12.9%       33.0%         2.6%
Ratios and supplemental data:
 Net assets, end of period (000)      $59,243       $45,440      $18,981      $13,119      $8,408      $5,813       $   28
 Ratio of expenses to average net
   assets (b)*                           1.4%          1.7%         2.0%         2.0%        2.0%        2.0%         2.0%
 Ratio of net investment income to
   average net assets (b)*               2.5%          1.8%         2.3%         2.0%        2.4%        2.6%         1.9%
                                     ---------------------------------------------------------------------------------------

                                      CLASS C
                                     ---------
                                        SIX
                                      MONTHS
                                       ENDED
                                     SEPT. 30,
                                     ---------
                                       2000
                                     ---------
Net asset value, beginning of
 period                               $ 27.99
Income from investment operations:
 Net investment income                   0.22
 Net realized and unrealized gain
   (loss) on investments                 1.09
                                     ---------
   Total from investment operations      1.31
                                     ---------
Less distributions:
 Dividends from net investment
   income                               (0.20)
 Dividends from net realized
   capital gains                           --
                                     ---------
   Total distributions                  (0.20)
                                     ---------
Net assets value, end of period       $ 29.10
                                     ---------
Total Return (a)                         4.7%
Ratios and supplemental data:
 Net assets, end of period (000)      $11,547
 Ratio of expenses to average net
   assets (b)*                           2.1%
 Ratio of net investment income to
   average net assets (b)*               1.8%
                                     ---------

                                                                   SIX
                                                                 MONTHS
                                                                  ENDED
                                                                SEPT. 30,               YEAR ENDED MARCH 31,
                                                                --------------------------------------------------------
                                                                  2000        2000     1999      1998     1997     1996
                                                                --------------------------------------------------------
Portfolio turnover rate*                                         118.9%      116.5%    87.5%    115.5%    91.5%    86.4%
                                                                --------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of expenses by the Adviser equivalent to 0%, 0%, 0%, 0%, .1%, and .1% of average net assets, respectively for A shares, and 0%, 0%, 0%, 0%, and .6%* of average net assets, respectively for C shares.
* Annualized

Financial Highlights
CALAMOS Convertible Growth and Income Fund -- continued
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                          CLASS C                             CLASS I
                                                     --------------------------------------------------      ---------
                                                                                                                SIX
                                                                                         AUGUST 5, 1996       MONTHS
                                                                                            THROUGH            ENDED
                                                          YEAR ENDED MARCH 31,             MARCH 31,         SEPT. 30,
                                                     -----------------------------------------------------------------
                                                      2000        1999        1998            1997             2000
                                                     -----------------------------------------------------------------
Net asset value, beginning of period                 $18.07      $18.48      $15.50          $14.52           $28.44
Income from investment operations:
 Net investment income                                 0.33        0.28        0.26            0.26             0.38
 Net realized and unrealized gain (loss) on
   investments                                        10.18        0.82        5.11            1.30             1.08
                                                     -----------------------------------------------------------------
   Total from investment operations                   10.51        1.10        5.37            1.56             1.46
                                                     -----------------------------------------------------------------
Less distributions:
 Dividends from net investment income                 (0.31)      (0.34)      (0.39)          (0.25)           (0.37)
 Dividends from net realized capital gains            (0.28)      (1.17)      (2.00)          (0.33)              --
                                                     -----------------------------------------------------------------
   Total distributions                                (0.59)      (1.51)      (2.39)          (0.58)           (0.37)
                                                     -----------------------------------------------------------------
Net assets value, end of period                      $27.99      $18.07      $18.48          $15.50           $29.53
                                                     -----------------------------------------------------------------
Total Return (a)                                      58.9%        6.5%       37.1%           10.8%             5.2%
Ratios and supplemental data:
 Net assets, end of period (000)                     $7,302      $2,676      $1,379          $  330           $3,350
 Ratio of expenses to average net assets (b)*          2.2%        2.4%        2.5%            2.5%             1.1%
 Ratio of net investment income to average net
   assets (b)*                                         1.3%        1.9%        1.5%            2.4%             2.8%
                                                     -----------------------------------------------------------------

                                                                  CLASS I
                                                 -----------------------------------------

                                                                            SEPT. 18, 1997
                                                      YEAR ENDED               THROUGH
                                                       MARCH 31,              MARCH 31,
                                                 -----------------------------------------
                                                   2000          1999            1998
                                                 -----------------------------------------
Net asset value, beginning of period              $18.30        $18.61          $17.96
Income from investment operations:
 Net investment income                              0.51          0.54            0.22
 Net realized and unrealized gain (loss) on
   investments                                     10.38          0.75            2.14
                                                 -----------------------------------------
   Total from investment operations                10.89          1.29            2.36
                                                 -----------------------------------------
Less distributions:
 Dividends from net investment income              (0.47)        (0.43)          (0.38)
 Dividends from net realized capital gains         (0.28)        (1.17)          (1.33)
                                                 -----------------------------------------
   Total distributions                             (0.75)        (1.60)          (1.71)
                                                 -----------------------------------------
Net assets value, end of period                   $28.44        $18.30          $18.61
                                                 -----------------------------------------
Total Return (a)                                   60.5%          7.5%           14.4%
Ratios and supplemental data:
 Net assets, end of period (000)                  $3,171        $1,976          $1,838
 Ratio of expenses to average net assets (b)*       1.2%          1.3%            1.5%
 Ratio of net investment income to average net
   assets (b)*                                      2.3%          2.9%            2.4%
                                                 -----------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of expenses by the Adviser equivalent to 0%, 0%, 0%, 0%, .1%, and .1% of average net assets, respectively for A shares, and 0%, 0%, 0%, 0%, and .6%* of average net assets, respectively for C shares.
* Annualized

Financial Highlights
CALAMOS Market Neutral Fund
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                      CLASS A                            CLASS B
                                                              -------------------------------------------------------   ---------
                                                                 SIX                                                    SEPT. 11,
                                                               MONTHS                                                     2000
                                                                ENDED                                                    THROUGH
                                                              SEPT. 30,              YEAR ENDED MARCH 31,               SEPT. 30,
                                                              -------------------------------------------------------------------
                                                                2000       2000      1999     1998     1997     1996      2000
                                                              -------------------------------------------------------------------
Net asset value, beginning of period                           $ 13.00    $ 11.72   $11.91   $10.81   $11.07   $10.13    $13.63
Income from investment operations:
 Net investment income                                            0.21       0.41     0.32     0.50     0.50     0.53      0.03
 Net realized and unrealized gain (loss) on investments           0.58       1.54     0.67     1.19     0.29     0.83        --
                                                              -------------------------------------------------------------------
   Total from investment operations                               0.79       1.95     0.99     1.69     0.79     1.36      0.03
                                                              -------------------------------------------------------------------
Less distributions:
 Dividends from net investment income                            (0.20)     (0.41)   (0.32)   (0.55)   (0.68)   (0.42)       --
 Dividends from net realized capital gains                          --      (0.26)   (0.86)   (0.04)   (0.37)      --        --
                                                              -------------------------------------------------------------------
   Total distributions                                           (0.20)     (0.67)   (1.18)   (0.59)   (1.05)   (0.42)       --
                                                              -------------------------------------------------------------------
Net assets value, end of period                                $ 13.59    $ 13.00   $11.72   $11.91   $10.81   $11.07    $13.66
                                                              -------------------------------------------------------------------
Total Return (a)                                                  6.1%      17.1%     8.7%    15.7%     7.4%    13.6%      0.2%
Ratios and supplemental data:
 Net assets, end of period (000)                               $43,758    $14,224   $2,089   $1,123   $1,317   $1,620    $   10
 Ratio of expenses to average net assets (b)(c)*                  1.7%       2.0%     2.1%     2.1%     2.1%     2.2%      2.4%
 Ratio of net investment income to average net assets (b)*        4.4%       3.9%     3.1%     3.9%     4.3%     4.6%      3.7%
                                                              -------------------------------------------------------------------

                                                    SIX
                                                   MONTHS
                                                   ENDED
                                                 SEPT. 30,                             YEAR ENDED MARCH 31,
                                                 -------------------------------------------------------------------------------
                                                    2000            2000          1999          1998          1997         1996
                                                 -------------------------------------------------------------------------------
Portfolio turnover rate*                           157.4%          266.0%        192.9%        398.2%        152.5%        81.1%
                                                 -------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of expenses by the Adviser equivalent to 0.0%, 1.5%, 4.3%, 4.1%, 3.0%, and 1.6% of average net assets, respectively, for Class A, and 0.0% and 1.5% for Class C.
(c) Includes 0.0%, 0.0%, 0.1%, 0.1%, 0.1%, and 0.2%, respectively, related to dividend expense on short positions.
* Annualized

Financial Highlights
CALAMOS Market Neutral Fund -- continued
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                       CLASS C             CLASS I
                                                                ----------------------    ---------
                                                                   SIX       FEB. 16,      MAY 10,
                                                                 MONTHS        1999         2000
                                                                  ENDED       THROUGH      THROUGH
                                                                SEPT. 30,    MARCH 31,    SEPT. 30,
                                                                -----------------------------------
                                                                  2000         2000         2000
                                                                -----------------------------------
Net asset value, beginning of period                             $13.01       $12.82       $ 12.97
Income from investment operations:
  Net investment income                                            0.24         0.04          0.23
  Net realized and unrealized gain (loss) on investments           0.59         0.22          0.61
                                                                -----------------------------------
    Total from investment operations                               0.83         0.26          0.84
                                                                -----------------------------------
Less distributions:
  Dividends from net investment income                            (0.24)          --         (0.24)
  Dividends from net realized capital gains                          --        (0.07)           --
                                                                -----------------------------------
    Total distributions                                           (0.24)       (0.07)        (0.24)
                                                                -----------------------------------
Net assets value, end of period                                  $13.60       $13.01       $ 13.57
                                                                -----------------------------------
Total Return (a)                                                   5.7%         2.0%          7.1%
Ratios and supplemental data:
  Net assets, end of period (000)                                $3,048       $  207       $11,716
  Ratio of expenses to average net assets (b)*                     2.5%         2.5%          1.5%
  Ratio of net investment income to average net assets (b)*        3.6%         3.2%          4.6%
                                                                -----------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.

(b) After the reimbursement and waiver of expenses by the Adviser equivalent to 0.0%, 1.5%, 4.3%, 4.1%, 3.0%, and 1.6% of average net assets, respectively, for Class A, and 0.0% and 1.5% for Class C.

* Annualized

Financial Highlights
CALAMOS Growth Fund
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                          CLASS A                                        CLASS B
                                          ------------------------------------------------------------------------      ---------
                                             SIX                                                                        SEPT. 11,
                                           MONTHS                                                                         2000
                                            ENDED                                                                        THROUGH
                                          SEPT. 30,                        YEAR ENDED MARCH 31,                         SEPT. 30,
                                          ---------------------------------------------------------------------------------------
                                            2000          2000         1999         1998         1997        1996         2000
                                          ---------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 48.17       $ 23.51      $ 20.06      $ 17.04      $15.74      $14.18       $50.67
Income from investment operations:
  Net investment income                      (0.51)        (0.56)       (0.30)       (0.01)      (0.09)      (0.09)       (0.02)
  Net realized and unrealized gain
    (loss) on investments                     4.59         28.35         3.75         8.53        3.14        4.69         0.37
                                          ---------------------------------------------------------------------------------------
    Total from investment operations          4.08         27.79         3.45         8.52        3.05        4.60         0.35
                                          ---------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income          --            --           --           --          --       (0.07)          --
  Dividends from net realized capital
    gains                                       --         (3.13)          --        (5.32)      (1.75)      (2.97)          --
  Distributions paid from capital               --            --           --        (0.18)         --          --           --
                                          ---------------------------------------------------------------------------------------
    Total distributions                         --         (3.13)          --        (5.50)      (1.75)      (3.04)          --
                                          ---------------------------------------------------------------------------------------
Net assets value, end of period            $ 52.25       $ 48.17      $ 23.51      $ 20.06      $17.04      $15.74       $51.02
                                          ---------------------------------------------------------------------------------------
Total Return (a)                              8.5%        123.4%        17.2%        54.0%       19.1%       35.2%         0.7%
Ratios and supplemental data:
  Net assets, end of period                $86,964       $40,102      $13,553      $10,374      $6,635      $2,866       $  418
  Ratio of expenses to average net
    assets (b)*                               1.7%          2.0%         2.0%         2.0%        2.0%        2.0%         2.4%
  Ratio of net investment income to
    average net assets (b)*                  (1.2%)        (1.7%)       (1.6%)       (1.5%)      (1.3%)      (0.8%)       (1.9%)
                                          ---------------------------------------------------------------------------------------

                                                          SIX
                                                        MONTHS
                                                         ENDED
                                                       SEPT. 30,              YEAR ENDED MARCH 31,
                                                       ------------------------------------------------------
                                                         2000       2000     1999     1998     1997     1996
                                                       ------------------------------------------------------
Portfolio turnover rate*                                137.1%     175.3%   184.3%   206.1%   173.9%   252.4%
                                                       ------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of expenses by the Adviser equivalent to 0.0%, .4%, .4%, .3%, .7%, and 1.2% of average net assets, respectively for A shares, 0.0%, 1.4%, .5%, .4%, and .6%* of average net assets, respectively for C shares and 0.0%, .4%, .3%, and .3%* of the average net assets, respectively for I shares.
* Annualized

Financial Highlights
CALAMOS Growth Fund -- continued
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                     CLASS C                                           CLASS I
                                 ------------------------------------------------   ---------------------------------------------
                                    SIX                                 SEPT. 3,       SIX                              SEPT. 18,
                                  MONTHS                                  1996       MONTHS                               1997
                                   ENDED                                 THROUGH      ENDED          YEAR ENDED          THROUGH
                                 SEPT. 30,     YEAR ENDED MARCH 31,     MARCH 31,   SEPT. 30,         MARCH 31,         MARCH 31,
                                 ------------------------------------------------------------------------------------------------
                                   2000       2000     1999     1998      1997        2000        2000        1999        1998
                                 ------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $ 47.16    $23.18   $19.85   $16.98    $17.63      $48.73      $23.71      $20.12      $24.32
Income from investment
  operations:
  Net investment income              0.01     (1.55)   (0.11)   (0.13)    (0.07)      (0.53)      (0.39)      (0.21)      (0.11)
  Net realized and unrealized
    gain (loss) on investments       3.83     28.66     3.44     8.50      1.07        4.77       28.54        3.80        1.07
                                 ------------------------------------------------------------------------------------------------
    Total from investment
      operations                     3.84     27.11     3.33     8.37      1.00        4.24       28.15        3.59        0.96
                                 ------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income                             --        --       --    (5.32)    (1.65)         --          --          --       (4.98)
  Dividends from net realized
    capital gains                      --     (3.13)      --    (0.18)       --          --       (3.13)         --       (0.18)
  Distributions paid from
    capital                            --        --       --                 --          --          --          --
                                 ------------------------------------------------------------------------------------------------
    Total distributions                --     (3.13)      --    (5.50)    (1.65)         --       (3.13)         --       (5.16)
                                 ------------------------------------------------------------------------------------------------
Net assets value, end of period   $ 51.00    $47.16   $23.18   $19.85    $16.98      $52.97      $48.73      $23.71      $20.12
                                 ------------------------------------------------------------------------------------------------
Total Return (a)                     8.1%    122.2%    16.8%    53.3%      5.4%        8.7%      123.9%       17.8%        6.4%
Ratios and supplemental data:
  Net assets, end of period       $25,594    $6,017   $  308   $   41    $    8      $3,365      $4,011      $1,792      $1,508
  Ratio of expenses to average
    net assets (b)*                  2.4%      2.5%     2.5%     2.5%      2.5%        1.5%        1.5%        1.5%        1.5%
  Ratio of net investment
    income to average net
    assets (b)*                     (1.9%)    (2.2%)   (2.1%)   (2.0%)    (1.9%)      (1.0%)      (1.2%)      (1.1%)      (1.0%)
                                 ------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of expenses by the Adviser equivalent to 0.0%, .4%, .4%, .3%, .7%, and 1.2% of average net assets, respectively for A shares, 0.0%, 1.4%, .5%, .4%, and .6%* of average net assets, respectively for C shares and 0.0%, .4%, .3%, and .3%* of the average net assets, respectively for I shares.
* Annualized

Financial Highlights
CALAMOS Global Convertible Fund
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                CLASS A                                  CLASS B
                                                     -------------------------------------------------------------      ---------
                                                        SIX                                              SEPT. 9,       SEPT. 11,
                                                      MONTHS                                               1996           2000
                                                       ENDED                                              THROUGH        THROUGH
                                                     SEPT. 30,           YEAR ENDED MARCH 31,            MARCH 31,      SEPT. 30,
                                                     ----------------------------------------------------------------------------
                                                       2000          2000         1999        1998         1997           2000
                                                     ----------------------------------------------------------------------------
Net asset value, beginning of period                  $  9.24       $  6.61      $ 6.56      $ 5.39       $ 5.00         $ 9.11
Income from investment operations:
  Net investment income                                  0.05          0.05        0.02        0.17         0.04             --
  Net realized and unrealized gain (loss) on
    investments                                         (0.13)         2.76        0.29        1.42         0.36          (0.09)
                                                     ----------------------------------------------------------------------------
    Total from investment operations                    (0.08)         2.81        0.31        1.59         0.40          (0.09)
                                                     ----------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                  (0.05)        (0.04)      (0.13)      (0.28)       (0.01)            --
  Dividends from net realized capital gains                --         (0.14)      (0.13)      (0.14)          --             --
                                                     ----------------------------------------------------------------------------
    Total distributions                                 (0.05)        (0.18)      (0.26)      (0.42)       (0.01)            --
                                                     ----------------------------------------------------------------------------
Net assets value, end of period                       $  9.11       $  9.24      $ 6.61      $ 6.56       $ 5.39         $ 9.02
                                                     ----------------------------------------------------------------------------
Total Return (a)                                        (0.8%)        42.7%        5.1%       30.3%         8.0%          (1.0%)
Ratios and supplemental data:
  Net assets, end of period (000)                     $12,936       $11,520      $6,447      $5,678       $2,926         $   10
  Ratio of expenses to average net assets (b)*           1.8%          2.0%        2.0%        2.0%         2.0%           2.5%
  Ratio of net investment income to average net
    assets (b)*                                          1.2%          0.5%        1.3%        1.4%         1.8%           0.5%
                                                     ----------------------------------------------------------------------------

                                                                   SIX                                           SEPT. 9,
                                                                 MONTHS                                            1996
                                                                  ENDED                                           THROUGH
                                                                SEPT. 30,          YEAR ENDED MARCH 31,          MARCH 31,
                                                                ----------------------------------------------------------
                                                                  2000         2000        1999       1998         1997
                                                                ----------------------------------------------------------
Portfolio turnover rate*                                         100.4%        84.6%      106.3%      64.8%       160.4%*
                                                                ----------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of expenses by the Adviser equivalent to 1.1%, 1.2%, 1.2%, 1.0%, and 1.8%* of average net assets, respectively for A shares, 1.1% of average net assets for B shares, 1.1%, 1.2%, 1.5%, 1.2%, and 1.8%* of average net assets, respectively for C shares and 1.1%, 1.2%, .9%, and 1.2%* of the average net assets, respectively for I shares.
* Annualized

Financial Highlights
CALAMOS Global Convertible Fund -- continued
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                    CLASS C                                            CLASS I
                              ---------------------------------------------------   ---------------------------------------------
                                 SIX                                    SEPT. 24,      SIX                              SEPT. 18,
                               MONTHS                                     1996       MONTHS             YEAR              1997
                                ENDED                                    THROUGH      ENDED             ENDED            THROUGH
                              SEPT. 30,       YEAR ENDED MARCH 31,      MARCH 31,   SEPT. 30,         MARCH 31,         MARCH 31,
                              ---------------------------------------------------------------------------------------------------
                                2000        2000      1999      1998      1997        2000        2000        1999        1998
                              ---------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                    $ 9.14      $ 6.57    $ 6.53    $ 5.37    $ 5.00      $ 9.24      $ 6.63      $ 6.56      $ 6.18
Income from investment
  operations:
  Net investment income          0.04        0.02      0.01      0.15      0.03        0.07        0.08        0.03        0.07
  Net realized and
    unrealized gain (loss)
    on investments              (0.14)       2.73      0.27      1.41      0.35       (0.12)       2.72        0.31        0.58
                              ---------------------------------------------------------------------------------------------------
    Total from investment
      operations                (0.10)       2.75      0.28      1.56      0.38       (0.05)       2.80        0.34        0.65
                              ---------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income           (0.02)      (0.04)    (0.11)    (0.26)    (0.01)      (0.08)      (0.05)      (0.14)      (0.17)
  Dividends from net
    realized capital gains         --       (0.14)    (0.13)    (0.14)       --          --       (0.14)      (0.13)      (0.10)
                              ---------------------------------------------------------------------------------------------------
    Total distributions         (0.02)      (0.18)    (0.24)    (0.40)    (0.01)      (0.08)      (0.19)      (0.27)      (0.27)
                              ---------------------------------------------------------------------------------------------------
Net assets value, end of
  period                       $ 9.02      $ 9.14    $ 6.57    $ 6.53    $ 5.37      $ 9.11      $ 9.24      $ 6.63      $ 6.56
                              ---------------------------------------------------------------------------------------------------
Total Return (a)                (1.1%)      42.0%      4.6%     29.8%      7.6%       (0.6%)      42.5%        5.6%       10.9%
Ratios and supplemental
  data:
  Net assets, end of
    period (000)               $2,390      $1,409    $  729    $  671    $  390      $  688      $  689      $  484      $  458
  Ratio of expenses to
    average net assets
    (b)*                         2.5%        2.5%      2.5%      2.5%      2.5%        1.5%        1.5%        1.5%        1.5%
  Ratio of net investment
    income to average net
    assets (b)*                  0.5%        0.0%      0.8%      0.9%      1.6%        1.5%        1.0%        1.8%        1.9%
                              ---------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of expenses by the Adviser equivalent to 1.1%, 1.2%, 1.2%, 1.0%, and 1.8%* of average net assets, respectively for A shares, 1.1% of average net assets for B shares, 1.1%, 1.2%, 1.5%, 1.2%, and 1.8%* of average net assets, respectively for C shares and 1.1%, 1.2%, .9%, and 1.2%* of the average net assets, respectively for I shares.
* Annualized

Financial Highlights
CALAMOS High Yield Fund
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                            CLASS A
                                                                -------------------------------
                                                                 SIX MONTHS      AUGUST 1, 1999
                                                                    ENDED           THROUGH
                                                                SEPTEMBER 30,      MARCH 31,
                                                                -------------------------------
                                                                -------------------------------
                                                                    2000              2000
                                                                -------------------------------
Net asset value, beginning of period                               $ 9.53            $10.00
Income from investment operations:
  Net investment income                                              0.34              0.33
  Net realized and unrealized gain (loss) on
    investments                                                      0.09             (0.48)
                                                                -------------------------------
    Total from investment operations                                 0.43             (0.15)
                                                                -------------------------------
Less distributions:
  Dividends from net investment income                              (0.33)            (0.32)
                                                                -------------------------------
    Total distributions                                             (0.33)            (0.32)
                                                                -------------------------------
Net assets value, end of period                                    $ 9.63            $ 9.53
                                                                -------------------------------
Total Return (a)                                                     4.5%             (1.5%)
Ratios and supplemental data:
  Net assets, end of period (000)                                  $  788            $  728
  Ratio of expenses to average net assets (b)*                       1.8%              2.0%
  Ratio of net investment income to average
    net assets (b)*                                                  7.1%              5.9%
                                                                -------------------------------

                                                                            CLASS A
                                                                -------------------------------
                                                                 SIX MONTHS      AUGUST 1, 1999
                                                                    ENDED           THROUGH
                                                                SEPTEMBER 30,      MARCH 31,
                                                                -------------------------------
                                                                -------------------------------
                                                                    2000              2000
                                                                -------------------------------
Portfolio turnover rate*                                            16.1%             1.6%
                                                                -------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of expenses by the Adviser equivalent to 12.3% and 11.1% of average net assets, respectively.
*Annualized

Financial Highlights
CALAMOS Convertible Technology Fund
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                 CLASS A      CLASS B      CLASS C
                                                                ---------    ---------    ---------
                                                                AUG. 24,     AUG. 24,     AUG. 24,
                                                                  2000         2000         2000
                                                                 THROUGH      THROUGH      THROUGH
                                                                SEPT. 30,    SEPT. 30,    SEPT. 30,
                                                                -----------------------------------
                                                                  2000         2000         2000
                                                                -----------------------------------
Net asset value, beginning of period                             $10.00       $10.00       $10.00
Income from investment operations:
  Net investment income                                            0.01         0.01         0.01
  Net realized and unrealized gain (loss) on
    investments                                                   (0.13)       (0.13)       (0.13)
                                                                -----------------------------------
    Total from investment operations                              (0.12)       (0.12)       (0.12)
                                                                -----------------------------------
Less distributions:
  Dividends from net investment income                               --           --           --
  Dividends from net realized capital gains                          --           --           --
                                                                -----------------------------------
    Total distributions                                              --           --           --
                                                                -----------------------------------
Net assets value, end of period                                  $ 9.88       $ 9.88       $ 9.88
                                                                -----------------------------------
Total Return (a)                                                  (1.2%)       (1.2%)       (1.2%)
Ratios and supplemental data:
  Net assets, end of period (000)                                $1,270       $  697       $  598
  Ratio of expenses to average net
    assets (b)*                                                    1.8%         2.5%         2.5%
  Ratio of net investment income to average
    net assets (b)*                                                3.1%         2.3%         2.3%
                                                                -----------------------------------

                                                                 PERIOD
                                                                  ENDED
                                                                SEPT. 30,
                                                                ---------
Portfolio turnover rate*                                          6.9%
                                                                ---------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of expenses by the Adviser equivalent to 11.1%* of average net assets for A shares, B shares, and C shares, respectively.
*Annualized

Special Shareholders Meeting

On July 25, 2000, a Special Shareholders' meeting was held and adjourned as necessary. Shareholders of each CALAMOS Fund were asked to vote on three issues: election of the five members to the Board of Trustees, ratification of Ernst & Young LLP as independent auditors, and approval of the new investment management agreement with CALAMOS ASSET MANAGEMENT, INC. The following are the results for each-issue:

       1) Election of Trustees

                                                                        For   Withheld
           John P. Calamos.....................................  10,915,544   64,356
           Nick P. Calamos.....................................  10,912,877   67,023
           Richard J. Dowen....................................  10,906,873   73,028
           Robert Frost........................................  10,913,237   66,663
           William A. Kaun.....................................  10,912,086   67,814

        2) Ratification of the selection of Ernst & Young LLP as independent auditors for the current fiscal year.

           CONVERTIBLE FUND
           FOR                         AGAINST             ABSTAIN
           5,874,887                   21,754              23,250

           CONVERTIBLE GROWTH & INCOME FUND
           FOR                         AGAINST             ABSTAIN
           1,325,377                    6,509               9,843

           MARKET NEUTRAL FUND
           FOR                         AGAINST             ABSTAIN
           1,587,864                    1,161               5,223

           GROWTH FUND
           FOR                         AGAINST             ABSTAIN
           886,112                      6,193               1,838

           GLOBAL CONVERTIBLE FUND
           FOR                         AGAINST             ABSTAIN
           1,183,150                      0                 2,460

           HIGH YIELD FUND
           FOR                         AGAINST             ABSTAIN
           44,279                         0                   0

        3) Approval of new investment management agreement with Calamos Asset Management, Inc.

           CONVERTIBLE FUND
           FOR                         AGAINST             ABSTAIN        BROKER NON-VOTES
           4,349,343                   271,006             67,389          1,232,153

           CONVERTIBLE GROWTH & INCOME FUND
           FOR                         AGAINST             ABSTAIN        BROKER NON-VOTES
           957,652                     49,592              17,581           316,904

           MARKET NEUTRAL FUND
           FOR                         AGAINST             ABSTAIN        BROKER NON-VOTES
           1,189,038                   27,038              14,691           459,156

           GROWTH FUND
           FOR                         AGAINST             ABSTAIN        BROKER NON-VOTES
           632,676                     20,261               5,096           236,111

           GLOBAL CONVERTIBLE FUND
           FOR                         AGAINST             ABSTAIN        BROKER NON-VOTES
           822,063                     10,324               6,764           346,460

           HIGH YIELD FUND
           FOR                         AGAINST             ABSTAIN        BROKER NON-VOTES
           44,279                         0                   0              0

FOR 24 HOUR SHAREHOLDER ASSISTANCE
800.823.7386

TO OPEN AN ACCOUNT OR OBTAIN INFORMATION
800.582.6959

VISIT OUR WEB-SITE
www.calamos.com

INVESTMENT ADVISOR
CALAMOS(R) ASSET MANAGEMENT, INC.
1111 E. Warrenville Road
Naperville, IL 60563-1463

TRANSFER AGENT
Firstar Mutual Fund Services, LLC
615 E. Michigan St. 3rd floor
Milwaukee, WI 53202

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

LEGAL COUNSEL
Bell, Boyd & Lloyd
Chicago, IL

                                [THE FUNDS ICON]
                          CALAMOS(R) INVESTMENT TRUST

This report, including the unaudited financial statements contained herein, is submitted for general information for the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless it is accompanied by a currently effective prospectus of the Funds, and, after December 31, 2000, updated performance data for the most recently completed calendar quarter. The views expressed in this report reflect those of CALAMOS(R) ASSET MANAGEMENT, INC. only through September 30, 2000. The manager's views are subject to change at any time based on market and other conditions.